              AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION

                                ON MAY 26, 2000

                       REGISTRATION NO. 33-57684; 811-7454

-------------------------------------------------------------------------------



                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549
                        --------------------------------

                                    FORM N-1A


             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933


                       POST-EFFECTIVE AMENDMENT NO. 15                   [X]

                                       AND

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940


                                AMENDMENT NO. 17                         [X]

                        (CHECK APPROPRIATE BOX OR BOXES)
                              ---------------------

                              PACIFIC CAPITAL FUNDS
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                                3435 STELZER ROAD
                              COLUMBUS, OHIO 43219
          (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES, INCLUDING ZIP CODE)
                              ---------------------

        REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE (800) 554-3862

                                  IRIMGA MCKAY
                              1230 COLUMBIA STREET
                           SAN DIEGO, CALIFORNIA 92101
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)

                                 WITH A COPY TO:
                              MICHAEL GLAZER, ESQ.
                      PAUL, HASTINGS, JANOFSKY & WALKER LLP
                             555 SOUTH FLOWER STREET
                          LOS ANGELES, CALIFORNIA 90071

 IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE BOX):


         [ ]      IMMEDIATELY UPON FILING PURSUANT TO PARAGRAPH (b)

         [ ]      ON (DATE) PURSUANT TO PARAGRAPH (b)


         [ ]      60 DAYS AFTER FILING PURSUANT TO PARAGRAPH (a)(i)


         [ ]      ON (DATE) PURSUANT TO PARAGRAPH (a)(i)


         [X]      75 DAYS AFTER FILING PURSUANT TO PARAGRAPH (a)(ii)


         [ ]      ON (DATE) PURSUANT TO PARAGRAPH (a)(ii) OF RULE 485

                    IF APPROPRIATE, CHECK THE FOLLOWING BOX:


         [ ] THIS POST-EFFECTIVE AMENDMENT DESIGNATES A NEW EFFECTIVE DATE FOR A PREVIOUSLY FILED POST-EFFECTIVE AMENDMENT

                                   QUESTIONS?
                      Call 800-258-9232 between 8 a.m. and
                      9 p.m. Eastern time or contact your
                           investment representative.

                          [PACIFIC CAPITAL FUNDS LOGO]


                                  June 1, 2000

                            ------------------------

                          Ultra Short Government Fund
                            ------------------------
                              Class A and Class B
                                 Retail Shares

                                    Class Y
                              Institutional Shares
                   The Securities and Exchange Commission has
                   not approved the shares described in this
                prospectus or determined whether this prospectus
                 is accurate or complete. Anyone who tells you
                        otherwise is committing a crime.

         PACIFIC CAPITAL FUNDS                         TABLE OF CONTENTS

                                                RISK/RETURN SUMMARY AND FUND EXPENSES

                                        icon
Carefully review this                             3  Ultra Short Government Fund
important section, which
summarizes the Fund's
investments, risks, past
performance, and fees.

                                                INVESTMENT OBJECTIVES, POLICIES AND RISKS

                                        icon
Review this section for                           6  Ultra Short Government Fund
details on the Fund's                             6  Main Risks
investment strategies and
risks.

                                                FUND MANAGEMENT

                                        icon
Review this section for                           7  The Investment Adviser
details on the people and                         7  Portfolio Managers
organizations who oversee                         7  The Distributor and Administrator
the Fund.

                                                SHAREHOLDER INFORMATION

                                        icon
Review this section for                           8  Pricing of Fund Shares
details on how shares are                         9  Purchasing and Adding to Your Shares
valued, how to purchase,                         15  Selling Your Shares
sell and exchange shares,                        18  Distribution Arrangements/Sales Charges
related charges, and                             23  Exchanging Your Shares
payments of dividends and                        24  Dividends, Distributions and Taxes
distributions.

[icon]
            RISK/RETURN SUMMARY AND FUND EXPENSES  ULTRA SHORT GOVERNMENT FUND

                            RISK/RETURN SUMMARY

    INVESTMENT OBJECTIVE              High current income consistent with preservation of capital

    PRINCIPAL                         The Fund invests primarily in short-term debt securities
    INVESTMENT STRATEGIES             issued or guaranteed by the U.S. Government, its agencies or instrumentalities, and in short-term investment grade
                                      corporate debt securities issued by U.S. companies and state and local government issuers. The Fund may from time to time invest a substantial portion or all of its assets in certain categories of U.S. Government securities that pay interest which is exempt from Hawaii income tax. To achieve greater price stability than a long-term or intermediate-term bond fund, the Fund's portfolio securities will have effective
                                      maturities of less than three years at the time of purchase.
                                      The Fund focuses on maintaining the "duration" or interest rate sensitivity of its overall investment portfolio between
                                      50% and 150% of a one-year U.S. Treasury note, and varies
                                      within that range from time to time in response to actual
                                      and expected interest rate and economic changes.

    PRINCIPAL                         Although the Fund invests in short-term securities, it is
    INVESTMENT RISKS                  not a money market fund. Because the value of the Fund's
                                      investments will fluctuate with market conditions, so will the value of your investment in the Fund. You could lose
                                      money on your investment in the Fund, or the Fund could
                                      underperform other investments.
                                      The values of the Fund's investments fluctuate in response to movements in interest rates. If rates rise, the values of debt securities generally fall. The longer the duration of the Fund's investment portfolio, the greater the fluctuation in value. The values of any of the Fund's investments may
                                      also decline in response to events affecting the issuer or its credit rating.

    WHO MAY                           Consider investing in the Fund if you:
    WANT TO INVEST?                   - want less fluctuation in the value of your investment than a long-term bond fund
                                      - want a high level of liquidity
                                      - want professional portfolio management
                                      This Fund is not appropriate for anyone seeking :
                                      - guaranteed safety of principal
                                      - income that is not subject to federal income tax
                                      - capital appreciation

                                      An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance
                                      Corporation or any other government agency.


                            PERFORMANCE INFORMATION

                            Because this Fund has been operating for less than one calendar year, performance information is not included.

    RISK/RETURN SUMMARY AND FUND EXPENSES     ULTRA SHORT GOVERNMENT FUND
-

                                            FEES AND EXPENSES

                                    The fees and expenses for each Class are based upon the estimated operating expenses of that Class for the fiscal period ended July 31, 2000. (The Fund commenced operations on June 1, 2000.)


                                                SHAREHOLDER TRANSACTION EXPENSES
                                                (EXPENSES PAID BY YOU DIRECTLY)     A SHARES   B SHARES   Y SHARES
                                                Maximum sales charge (load) on
                                                purchases (as a % of offering
                                                price)                              1.75%(1,4)   None(4)    None
                                                Maximum deferred sales charge
                                                (load) (as a % of offering price
                                                or sale price, whichever is less)   None(2)    5.00%(3)     None
                                                ANNUAL FUND OPERATING EXPENSES
                                                (FEES PAID FROM FUND ASSETS)        A SHARES   B SHARES   Y SHARES
                                                Management fee(*)                    0.40%      0.40%      0.40%
                                                Distribution (12b-1) fee             0.75%(*)   1.00%      0.00%
                                                Other expenses(*)                    0.65%      0.65%      0.65%
                                                Total Fund operating expenses(*)     1.80%      2.05%      1.05%

                                     * Until August 1, 2002, the Advisor has
                                     agreed to limit the Management fee and
                                     reimburse Other expenses so combined they do not exceed 0.40%. The Distributor is limiting the 12b-1 fees for Class A shares to 0.25%. TOTAL FUND OPERATING EXPENSES AFTER THESE FEE WAIVERS AND REIMBURSEMENTS WOULD BE 0.65%, 1.40%, AND 0.40% FOR CLASS A, B AND Y SHARES, RESPECTIVELY.

   (1) Lower sales charges are available depending upon the amount invested.

   (2) For investments of $1 million or more, a Contingent Deferred Sales Charge is applicable to redemptions within one year of purchase.

   (3) A Contingent Deferred Sales Charge applies to your redemption of Class B shares before the sixth anniversary of your purchase, declining from 5% within the first year to 0% after the sixth year.

   (4) Long-term shareholders may pay indirectly more than the equivalent of the maximum permitted front-end sales charge due to the recurring nature of 12b-1 fees.
As an investor in the Ultra
   Short Government Fund, you
   will pay the following
   fees and expenses.
   Shareholder transaction
   fees are paid from your
   account. Annual Fund
   operating expenses are
   paid out of Fund assets,
   and are reflected in the
   share price. If you
   purchase shares through a
   broker or other investment
   representative, including
   an affiliate of The Asset
   Management Group of Bank
   of Hawaii, they may charge
   you an account-level fee
   for additional services
   provided to you in
   connection with your
   investment in the Fund.
CONTINGENT DEFERRED
SALES CHARGE
Class B shares impose a back
   end sales charge (load) if
   you sell your shares
   before a certain period of
   time has elapsed. This is
   called a Contingent
   Deferred Sales Charge
   ("CDSC").

   RISK/RETURN SUMMARY AND FUND EXPENSES      ULTRA SHORT GOVERNMENT FUND
-

                                            EXPENSE EXAMPLE

                                                                                           1      3
                                                                                        YEAR   YEARS
                                                CLASS A SHARES                          $355   $731
                                                CLASS B SHARES
                                                  Assuming redemption                   $708   $943
                                                  Assuming no redemption                $208   $643
                                                CLASS Y SHARES                          $107   $334

                                     After approximately eight years, Class B shares will automatically convert to Class

                                     A shares.
Use this table to compare fees
   and expenses of the Fund with
   those of other funds. It
   illustrates the amount of
   fees and expenses you would
   pay assuming the following:
  - $10,000 investment in the
    Fund
  - 5% annual return
  - no changes in the Fund's
    operating expenses
Because this example is
   hypothetical and for
   comparison only, your actual
   costs will be different.

Class A and Class B shares of
   the Fund are not being
   offered to the public until
   August 1, 2000.

 icon
            INVESTMENT OBJECTIVES, POLICIES AND RISKS
-


 ULTRA SHORT GOVERNMENT FUND



   The Ultra Short Government Fund seeks to provide you with high current income consistent with preservation of capital.


-  PRINCIPAL STRATEGIES


   Normally, the Fund invests at least 65% of its total assets in short-term debt securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities and state and local government issuers. The Fund also may invest in short-term investment grade corporate debt securities issued by U.S. companies.



   To achieve greater price stability than a long-term or intermediate-term bond fund, the Fund invests in portfolio securities which have effective maturities of less than three years at the time of purchase. Certain debt securities such as mortgage-related securities, collateralized mortgage obligations, asset backed securities and securitized loan receivables, as well as securities subject to prepayment of principal prior to the stated maturity date, are often prepaid prior to their stated maturity dates. As a result, the effective maturity of these securities may be shorter than the stated maturity. For purposes of compliance with stated maturity policies and calculation of the Fund's weighted average maturity, the effective maturity of such securities will be used.



   The Fund focuses on maintaining the "duration" or interest rate sensitivity of its overall investment portfolio between 50% and 150% of a one-year U.S. Treasury note. The Fund seeks to increase its duration to take advantage of expected declines in short-term interest rates, and to decrease its duration when it expects short-term rates to increase.


-  MAIN RISKS


   DEBT SECURITIES. The values of the debt securities held by the Fund fluctuate in response to movements in interest rates. When rates rise, the values generally fall, and when rates decline, the values generally increase, although these fluctuations are greater for intermediate and long-term securities. In addition, the issuers of any of the debt securities held by the Fund may fail to pay interest or principal when due, although the U.S. Treasury securities held by the Fund are direct obligations of the U.S. Government.


   The Fund generally only acquires securities that are rated "investment grade" at the time of purchase, which means they are rated in one of the top four categories by a nationally recognized statistical rating organization or are unrated obligations that the Adviser determines are of comparable quality. However, obligations with the lowest of these ratings have some speculative characteristics, and changes in economic conditions are more likely to lead to the issuer's weakened capacity to make principal and interest payments than higher rated securities. If the rating of a security declines after the Fund buys it, or it is no longer rated, the Adviser will decide whether the Fund should continue to hold the security.

   U.S. Government securities include not only U.S. Treasury obligations, but also obligations of various agencies and instrumentalities of the U.S. Government. Some of these are supported by the full faith and credit of the U.S. Treasury, but others are supported only by the issuer's right to borrow from the U.S. Treasury, by the discretionary authority of the U.S. Government to purchase the agency's obligations, or by the instrumentalities' own credit. The U.S. Government might not provide financial support to instrumentalities it sponsors if it is not legally obligated to do so. However, the Fund will invest in the obligations of such instrumentalities only when the Adviser believes that the credit risk is minimal.
-
 icon
            FUND MANAGEMENT
-

   THE INVESTMENT ADVISER


   The Asset Management Group of Bank of Hawaii (the "Adviser"), a department of the Bank's Pacific Century Trust Division, is the adviser for the Fund. The Adviser has managed the financial assets of corporations and institutional investors for more than a century. The Asset Management Group of Bank of Hawaii, 111 S. King Street, Honolulu, Hawaii 96813, is among the top 50 trust firms in the United States based on assets under management and oversees more than $13 billion in client assets. The Adviser's investment management team -- including portfolio managers, financial analysts and economists -- is responsible for nearly $8 billion of these assets.


   For these advisory services, the Adviser will receive fees at the annual rate of up to .40% of the Fund's average daily net assets.

-  PORTFOLIO MANAGERS


   Management of the Fund is coordinated by the Adviser's investment unit, which is staffed with more than 40 people, including seven Chartered Financial Analysts. All management decisions with respect to the Fund are made by a committee, with individual portfolio managers having day-to-day responsibility for managing the Fund.



   Edward Haik, Vice President at The Asset Management Group of Bank of Hawaii, is the portfolio manager for the Fund. Mr. Haik has ten years prior experience in the investment industry, his most recent five years as a portfolio manager at The Asset Management Group of Bank of Hawaii. Prior to joining the Adviser, he held positions at Garban Tokyo, Ltd., Cantor Fitzgerald Securities, and Merrill Lynch. Mr. Haik earned a Bachelor of Arts degree from Holy Cross College in 1988.


-  THE DISTRIBUTOR AND ADMINISTRATOR

   BISYS Fund Services, LP ("BISYS") is the Fund's distributor and BISYS Fund Services Ohio, Inc. is the Fund's administrator. The address of each is 3435 Stelzer Road, Columbus, Ohio 43219.

[icon]
            SHAREHOLDER INFORMATION

   PRICING OF FUND SHARES

   ---------------------------
   HOW NAV IS CALCULATED
   NAV is calculated by adding
   the total value of the
   Fund's investments and
   other assets attributable
   to Class A, B or Y shares,
   subtracting its liabilities
   attributable to Class A, B
   or Y shares, and then
   dividing that figure by the
   number of outstanding Class
   A, B or Y shares of the
   Fund:
              NAV =
   Total Assets - Liabilities
   --------------------------
        Number of Shares
           Outstanding

   Locate your Fund's NAV
   daily in The Wall Street
   Journal and other
   newspapers or call
   800-258-9232 for
   information.

   ---------------------------

                                          The price of the Fund's shares is
                                          based on its per share net asset value
                                          ("NAV"). The NAV for Class A, B or Y
                                          shares of the Fund is determined and
                                          its shares are priced at the close of
                                          regular trading on the New York Stock
                                          Exchange (normally at 4 p.m. Eastern
                                          time) on days the Exchange is open.
                                          Your order will be priced at the next
                                          NAV calculated after your order is
                                          received in proper form by the Fund
                                          (plus any applicable sales charge).


                                          The Fund's securities are valued at
                                          current market prices except for debt
                                          obligations with remaining maturities
                                          of 60 days or less which are valued at
                                          amortized cost. If market quotations
                                          are not available, securities will be
                                          valued by a method that the Board of
                                          Trustees believes accurately reflects
                                          fair value.

   SHAREHOLDER INFORMATION

   PURCHASING AND ADDING TO YOUR SHARES -- CLASS A AND B SHARES

                                                      MINIMUM INVESTMENTS    INITIAL INVESTMENT    SUBSEQUENT
                                                   Regular
                                                   (non-retirement)                      $1,000           $50
                                                   ----------------------------------------------------------
                                                   Retirement (IRA)                        $250           $50
                                                   ----------------------------------------------------------
                                                   Auto Invest Plan                        $100           $50

                                     All purchases must be in U.S. dollars. A fee may be charged for any checks that do not clear. Third-party checks are not accepted.
                                     The Fund may waive its minimum purchase
                                     requirement, and the Distributor may reject a purchase order, if the Distributor decides this is in the best interest of the Fund's shareholders. The Fund reserves the right to suspend or modify the continuous offering of its shares.
You can purchase the Fund
   through the Pacific
   Capital Funds'
   Distributor or through
   brokers and other
   investment
   representatives,
   including an affiliate
   of the Adviser, which
   may charge additional
   fees and may require
   higher minimum
   investments or impose
   other limitations on
   buying and selling
   shares. If you purchase
   shares through an
   investment
   representative, it is
   responsible for
   transmitting orders to
   the Distributor by the
   Fund's close of business
   and may have an earlier
   cut-off time for
   purchase and sale
   requests. Consult your
   investment
   representative or
   institution for specific
   information.

   -----------------------------------------------------------------------------

   AVOID 31% TAX WITHHOLDING

   The Fund must withhold 31% of your taxable dividends, capital gains distributions and redemptions if you have not provided the Fund with your taxpayer identification number in compliance with IRS rules. To avoid this, make sure you provide your correct tax identification number (social security number for most investors) on your account application.
   -----------------------------------------------------------------------------

   SHAREHOLDER INFORMATION

   PURCHASING AND ADDING TO YOUR SHARES -- CLASS A AND B SHARES
   CONTINUED

   INSTRUCTIONS FOR OPENING OR
   ADDING TO AN ACCOUNT

   BY REGULAR MAIL
   Initial Investment:

   If purchasing through your financial advisor or brokerage account, simply tell your advisor or broker that you wish to purchase shares of the Fund and he or she will take care of the necessary documentation. For all other purchases follow the instructions below.

   1. Carefully read, complete and sign the account application. Establishing your account privileges now saves you the inconvenience of having to add them later.

   2. Make check, bank draft or money order payable to "Pacific Capital Funds" and include the name of the Fund on the check.

   3. Mail to: Pacific Capital Funds, P.O. Box 182130, Columbus, OH 43218-2130

   Subsequent Investments:

   1. Use the investment slip attached to your account statement.
     Or, if unavailable,
   2. Include the following information on a piece of paper:
      - Fund name
      - Share class
      - Amount invested
      - Account name
      - Account number
      Include your account number on your check.
   3. Mail investment slip and check to: Pacific Capital Funds, P.O. Box 182130, Columbus, OH 43218-2130
   BY OVERNIGHT SERVICE
   See instructions 1-2 above.

   3. Send to: Pacific Capital Funds,
      c/o BISYS Fund Services,
      Attn: T.A. Operations, 3435 Stelzer Road, Columbus, OH 43219.

   BY ELECTRONIC PURCHASE

   Your bank must participate in the Automated Clearing House (ACH) and must be a U.S. bank. Your bank or broker may charge for this service.

   Establish the electronic purchase option on your account application or call 800-258-9232. Your account can generally be set up for electronic purchases within 15 days.

   Call 800-258-9232 to arrange a transfer from your bank account.
                                                               QUESTIONS?
                                                          Call 800-258-9232 or
                                                                  your
                                                               investment
                                                            representative.

ELECTRONIC VS. WIRE TRANSFER
Wire transfers allow financial institutions to send funds to each other, almost instantaneously. With an
                                                      electronic purchase or
                                                      sale, the transaction is
                                                      made through the
                                                      Automated Clearing House
                                                      (ACH), which may take up
                                                      to eight days to clear.
                                                      There is generally no fee
                                                      for ACH transactions.

   SHAREHOLDER INFORMATION

   PURCHASING AND ADDING TO YOUR SHARES -- CLASS A AND B SHARES
   CONTINUED

   BY WIRE TRANSFER

   Note: Your bank may charge a wire transfer fee.

   Please phone the Funds at 800-258-9232 for instructions on opening an account or purchasing additional shares by wire transfer.

   AUTO INVEST PLAN

   You can make automatic investments in the Fund from your bank account, through payroll deduction, or from your federal employment, social security or other regular government checks. Automatic investments can be as little as $50, once you've invested the $100 minimum required to open the account.

   To Invest Regularly from Your Bank Account:

   1) Complete the Auto Invest Plan portion of your Account Application. Make sure you note:
      J your bank name, address, and account number
      J the amount you want to invest automatically (minimum $50)
      J how often you want to invest (monthly or quarterly)

   2) Attach a voided personal check.

   To Invest Regularly from Your Pay Check or Government Check:
   Call 800-258-9232 for an enrollment form.

   The Fund reserves the right to change or eliminate these privileges at any time with 60 days notice. The Fund also reserves the right to reject any purchase or to suspend or modify the continuous offering of its shares.

   SHAREHOLDER INFORMATION
-

   PURCHASING AND ADDING TO YOUR SHARES -- CLASS Y SHARES

   Class Y shares are sold by the Distributor, BISYS. Only institutions (including Bank of Hawaii and its affiliated and correspondent banks) ("Institutions") acting on behalf of customers having a qualified trust account, employee benefit account or other qualifying account at such Institutions are eligible to invest in Class Y shares. Class Y shares may not be purchased by individual investors, either directly or through brokerage accounts.

   Class Y shares purchased through qualifying accounts may be held in separate accounts in the name of the person or persons who purchased the shares, but dividends and distributions relating to such shares may not be reinvested and no additional Class Y shares may be purchased for such separate accounts unless the account holder qualifies to purchase additional Class Y shares. If you have purchased Class Y shares of any Fund and do not qualify to purchase additional Class Y shares, you may make an additional investment in the Fund by purchasing Class A or Class B shares. If you have purchased Class Y shares, but no longer qualify to make an additional investment, we will convert your holdings to Class A shares of the same Fund. As a shareholder of Class A shares, you will be permitted to reinvest dividends and distributions relating to your share holdings, but your investment will be subject to the higher expenses associated with Class A shares. See "Exchange Privileges and Conversion Feature" below.

   Qualified accounts maintained by or on behalf of certain persons ("Customers") by an Institution may purchase Class Y shares of the Funds through procedures established by BISYS. These procedures may include instructions under which a Customer's account is automatically "swept" at least once a week and amounts in excess of a minimum amount agreed upon by an Institution and its Customer are invested by BISYS in shares of a Fund.

   No sales charge (load) is imposed at the time you purchase or sell Class Y shares. Depending upon the terms of your Customer account, an Institution may charge your account fees for services provided in connection with investment in the Funds. The Institution will provide you with information concerning these services and any charges.

   -----------------------------------------------------------------------------
   AVOID 31% TAX WITHHOLDING

   A Fund must withhold 31% of your taxable dividends, capital gains distributions and redemptions if you have not provided the Fund with your taxpayer identification number in compliance with IRS rules. To avoid this, make sure you provide your correct tax identification number (social security number for most investors) on your account application.
   -----------------------------------------------------------------------------

   SHAREHOLDER INFORMATION

   PURCHASING AND ADDING TO YOUR SHARES -- CLASS Y SHARES
   CONTINUED

   INSTRUCTIONS FOR OPENING OR
   ADDING TO AN ACCOUNT

   BY REGULAR MAIL
   Initial Investment:

   1. Contact BISYS at 800-258-9232 to request an application.

   2. Make check, bank draft or money order payable to "Pacific Capital Funds" and include the name of the appropriate Fund(s) on the check.

   3. Mail to: Pacific Capital Funds, P.O. Box 182130, Columbus, OH 43218-2130

   Subsequent Investments:

   1. Use the investment slip attached to your account statement.
     Or, if unavailable
   2. Include the following information on a piece of paper:
      - Fund name
      - Share class
      - Amount invested
      - Account name
      - Account number
      Include your account number on your check.
   3. Mail investment slip and check to:
     Pacific Capital Funds
     P.O. Box 182130
   Columbus, OH 43218-2130
   BY OVERNIGHT SERVICE
   See instructions 1-2 above for subsequent investments.

   3. Send to: Pacific Capital Funds, c/o BISYS Fund Services,
      Attn: T.A. Operations, 3435 Stelzer Road, Columbus, OH 43219.

   BY ELECTRONIC PURCHASE

   Your bank must participate in the Automated Clearing House (ACH) and must be a U.S. bank.
   Your bank or broker may charge for this service.

   Establish the electronic purchase option on your account application or call 800-258-9232. Your account can generally be set up for electronic purchases within 15 days.

   Call 800-258-9232 to arrange a transfer from your bank account.

                                                               QUESTIONS?
                                                          Call 800-258-9232 or
                                                                  your
                                                               investment
                                                            representative.

ELECTRONIC VS. WIRE TRANSFER
Wire transfers allow financial institutions to send funds to each other, almost instantaneously. With an
                                                      electronic purchase or
                                                      sale, the transaction is
                                                      made through the
                                                      Automated Clearing House
                                                      (ACH), which may take up
                                                      to eight days to clear.
                                                      There is generally no fee
                                                      for ACH transactions.

   SHAREHOLDER INFORMATION

   PURCHASING AND ADDING TO YOUR SHARES -- Y SHARES
   CONTINUED

   BY WIRE TRANSFER

   Note: Your bank may charge a wire transfer fee.

   Please phone the Funds at 800-258-9232 for instructions on opening an account or purchasing additional shares by wire transfer.

   You can add to your account by using the convenient options described above. The Funds reserve the right to change or eliminate these privileges at any time with 60 days notice. The Funds also reserve the right to reject any purchase or to suspend or modify the continuous offering of their shares.

   SHAREHOLDER INFORMATION

   SELLING YOUR SHARES

   INSTRUCTIONS FOR SELLING SHARES
                                   WITHDRAWING MONEY FROM YOUR FUND INVESTMENT
                                   As a mutual fund shareholder, you are
                                   technically selling shares when you request a withdrawal in cash. This is also known as redeeming shares or a redemption of shares.
                                  CONTINGENT DEFERRED SALES CHARGE
                                  When you sell Class B shares, you will be charged a fee for any shares that have not been held for a sufficient length of time. (You will also pay a fee for Class A shares sold within one year of a purchase of $1 million or more.) These fees will be deducted from the money paid to you. See the section on "Distribution Arrangements/Sales Charges"

                                  below for details.
You can sell your shares at
   any time. Your sales price
   will be the next NAV after
   your sell order is
   received by the Fund or
   your investment
   representative. Normally
   you will receive your
   proceeds within a week
   after your request is
   received.

   If selling shares through your financial advisor or broker, ask him or her for redemption procedures. Your advisor and/or broker may have transaction minimums and/or transaction times which will affect your redemption. For all other sales transactions, follow the instructions below.

   BY TELEPHONE (UNLESS YOU HAVE DECLINED TELEPHONE SALES PRIVILEGES)

   Call 800-258-9232 with instructions as to how you want to receive your funds (mail, wire, electronic transfer). See "General Policies on Selling Shares" below.

   BY MAIL (SEE "GENERAL POLICIES ON SELLING SHARES -- REDEMPTIONS IN WRITING REQUIRED" BELOW.)

     1. Call 800-258-9232 to request redemption forms (if your account is an IRA or another form of retirement plan), or write a letter of instruction indicating:
        - your Fund and account number
        - amount you want to redeem
        - address where your check should be sent
        - account owner signature

     2. Mail to: Pacific Capital Funds, P.O. Box 182130, Columbus, OH 43218-2130

   BY OVERNIGHT SERVICE

     1. See instruction 1 above.

     2. Send to: Pacific Capital Funds, c/o BISYS Fund Services, Attn: T.A. Operations, 3435 Stelzer Road, Columbus, OH 43219

   SHAREHOLDER INFORMATION

   SELLING YOUR SHARES
   CONTINUED

   WIRE TRANSFER

   You must select this option on your account application.


   The Fund does not charge a wire transfer fee. Note: Your financial institution may charge a separate fee.


   Call 800-258-9232 to request a wire transfer. If you call by 4 p.m. Eastern time, your payment will normally be wired to your bank on the next business day. Otherwise, it will normally be wired on the second business day after your call.

   ELECTRONIC REDEMPTIONS

   Your bank must participate in the Automated Clearing House (ACH) and must be a U.S. bank.

   Note: Your bank may charge for this service.

   Call 800-258-9232 to request an electronic redemption.

   If you call by 4 p.m. Eastern time, the NAV of your shares will normally be determined on the same day and the proceeds will normally be credited within 8 days. Otherwise, it will normally take up to 9 days.

   AUTO WITHDRAWAL PLAN

   You can receive automatic payments from your Class A shares account on a monthly or quarterly basis. The minimum withdrawal is $100. To activate this feature:
     - Make sure you've checked the appropriate box on the account application. Or call 800-258-9232.
     - Include a voided personal check.
     - Your account must have a value of $5,000 or more to start withdrawals.
     - If the value of your account falls below $1,000, you may be asked to invest more to bring the account back to $1,000, or we may close your account and mail the proceeds to you.

                                                               QUESTIONS?
                                                          Call 800-258-9232 or
                                                                  your
                                                               investment
                                                            representative.

   SHAREHOLDER INFORMATION
-

   GENERAL POLICIES ON SELLING SHARES

   REDEMPTIONS IN
   WRITING REQUIRED

   You must request redemption in writing in the following situations:

   1. All requests for redemptions from individual retirement accounts ("IRAs") must be in writing.

   2. Redemption requests require a signature guarantee when:
     - You ask us to make the check payable to someone who is not the owner of the account
     - You ask us to mail the check to an address that is not the address on your account
     - You ask us to wire the proceeds to a commercial bank account that is not designated on your account application
     - The redemption proceeds exceed $50,000

   You must obtain a signature guarantee from members of the STAMP (Securities Transfer Agents Medallion Program), MSP (New York Stock Exchange Medallion Signature Program) or SEMP (Stock Exchanges Medallion Program). Members are subject to dollar limitations which must be considered when requesting their guarantee. The Transfer Agent may reject any signature guarantee if it believes the transaction would otherwise be improper.

   TELEPHONE REDEMPTIONS

   The Fund makes every effort to ensure that telephone redemptions are only made by authorized traders. All telephone calls are recorded for your protection and you will be asked for information to verify your identity. Because of these precautions, unless you have specifically indicated on your application that you do not want the telephone redemption feature, you may be responsible for any fraudulent telephone orders. If appropriate precautions have not been taken, the Fund, the Transfer Agent, the Adviser and/or the Distributor may be liable for losses due to unauthorized transactions.

   At times of peak activity, it may be difficult to place requests by phone. During these times, consider sending your request in writing.

   REDEMPTIONS WITHIN 15 DAYS OF INITIAL INVESTMENT

   When you have made an investment by check, you cannot receive any portion of the redemption proceeds on the same investment until the Transfer Agent is satisfied that the check has cleared (which may require up to 15 business days). You can avoid this delay by purchasing shares with a certified check or by wire.

   REFUSAL OF REDEMPTION REQUEST

   Payment for shares may be delayed under extraordinary circumstances or as permitted by the Securities and Exchange Commission ("SEC") in order to protect remaining shareholders.

   REDEMPTION IN KIND

   We reserve the right to make your redemption payment in securities rather than cash, known as "redemption in kind." This could occur under extraordinary circumstances, such as a very large redemption that could affect the Fund's operations (for example, more than 1% of the Fund's net assets). If we deem it advisable for the benefit of all shareholders, you will receive securities equal in market value to your redemption price, net of any CDSC. When you convert these securities to cash, you will pay brokerage charges.
-

   SHAREHOLDER INFORMATION
-

   GENERAL POLICIES ON SELLING SHARES
   CONTINUED

   CLOSING OF SMALL ACCOUNTS

   If your account falls below $250, we may ask you to increase your balance to the minimum investment amount. If it is still below $250 after 60 days, we may close your account and send you the proceeds at the current NAV.

   UNDELIVERABLE REDEMPTION CHECKS

   If you choose to receive distributions in cash and distribution checks are returned and marked as "undeliverable" or remain uncashed for six months, your account will be changed automatically so that all future distributions are reinvested in your account. Checks that remain uncashed for six months will be canceled and the money reinvested in the Fund as of the cancellation date. No interest is paid during the time the check is outstanding.

-  DISTRIBUTION ARRANGEMENTS/SALES CHARGES

   This section describes the sales charges and fees you will pay as an investor in different share classes offered by the Fund and ways to qualify for reduced sales charges.

     TYPES OF CHARGES            CLASS A                            CLASS B                           CLASS Y
     Sales Charge (Load)         Front-end sales charge (at the     No front-end sales charge. You    None
                                 time of your purchase); reduced    may incur a contingent deferred
                                 sales charges are available.(1)    sales charge on shares redeemed
                                                                    within six years after
                                                                    purchase; shares automatically
                                                                    convert to Class A shares after
                                                                    8 years.
     Distribution (12b-1)        Subject to annual distribution     Subject to annual distribution    None
     Fees                        fees of up to .75% of the          fees of up to 1.00% of the
                                 Fund's net assets.                 Fund's net assets.
     Fund Expenses               Lower annual expenses then         Higher annual expenses than       Lower annual expenses
                                 Class B shares, and higher than    Class A and Class Y shares.       than
                                 Class Y shares.                                                      Class A and
                                                                                                      Class B shares.

     TYPES OF CHARGES
     Sales Charge (Load)
     Distribution (12b-1)
     Fees
     Fund Expenses

   (1) You may incur a contingent deferred sales charge on shares sold within one year of a purchase of $1 million or more.
                                                               QUESTIONS?
                                                          Call 800-258-9232 or
                                                                  your
                                                               investment
                                                            representative.

   SHAREHOLDER INFORMATION

   DISTRIBUTION ARRANGEMENTS/SALES CHARGES
   CONTINUED

   CALCULATION OF SALES CHARGE

   CLASS A SHARES

   The Distributor sells Class A shares at their public offering price. This price includes the initial sales charge. Therefore, part of the money you pay for shares will be used to pay the sales charge. The remainder is invested in Fund shares. The sales charge decreases with larger purchases. There is no sales charge on reinvested dividends and distributions.

   The current sales charge rates and commissions paid to investment representatives are as follows:

                                        SALES CHARGE     SALES CHARGE     DEALER PAYMENT
                   YOUR                  AS A % OF         AS A % OF        AS A % OF
                INVESTMENT             OFFERING PRICE   YOUR INVESTMENT   OFFERING PRICE
      Up to $100,000                       1.75%             1.78%            1.58%
      ----------------------------------------------------------------------------------
      $100,000 up to $250,000              1.25%             1.27%            1.13%
      ----------------------------------------------------------------------------------
      $250,000 up to $500,000              0.80%             0.81%            0.72%
      ----------------------------------------------------------------------------------
      $500,000 up to $1,000,000            0.50%             0.51%            0.45%
      ----------------------------------------------------------------------------------
      $1,000,000 and above(1)              0.00%             0.00%            0.00%

   (1) You will pay a contingent deferred sales charge (CDSC) on these shares of up to 1.00% of the purchase price if you redeem them in the first year after purchase. The Distributor will base this charge on the lower of your cost for the shares or their NAV at the time of sale. The CDSC does not apply to reinvested distributions.

   The Distributor pays securities dealers from its own resources up to 1.00% of the offering price of Class A shares of the Fund for individual sales of $1 million to $5 million and 0.50% of the offering price of Class A shares of the Fund for individual sales over $5 million.

   The Distributor reserves the right to pay the entire sales charge to dealers. BISYS may provide financial assistance in connection with pre-approved seminars, conferences and advertising to the extent permitted by applicable state or self-regulatory agencies, such as the National Association of Securities Dealers.

   SHAREHOLDER INFORMATION

   DISTRIBUTION ARRANGEMENTS/SALES CHARGES
   CONTINUED

                                                                    YEARS          CDSC AS A % OF
                                                                    SINCE           DOLLAR AMOUNT
                                                                  PURCHASE        SUBJECT TO CHARGE
                                                                     0-1                5.00%
                                                                     1-2                4.00%
                                                                     2-3                3.00%
                                                                     3-4                3.00%
                                                                     4-5                2.00%
                                                                     5-6                1.00%
                                                                 more than 6            None

   If you sell some but not all of your Class B shares, we will first redeem certain shares not subject to the CDSC (i.e., shares purchased with reinvested dividends) followed by shares subject to the lowest CDSC (typically shares you have held for the longest time).
   CONVERSION FEATURE -- CLASS B SHARES
    - Your Class B shares automatically convert to Class A shares of the Fund eight years after the end of the month of purchase. The dollar value of Class A shares you receive will equal the dollar value of the B shares converted.
    - After conversion, your shares will be subject to the lower distribution fees charged on Class A shares, which will increase your investment return.
    - You will not pay any sales charge, fees or taxes when your shares convert.
    - If you purchased Class B shares of the Fund which you exchanged for Class B shares of another Pacific Capital Fund, or vice versa, we will calculate your holding period from the time of your original purchase of Class B shares.
CLASS B SHARES
The Distributor sells Class B
   shares at NAV, without any
   up-front sales charge.
   Therefore, all the money you
   invest is used to purchase
   Fund shares. However, if you
   sell your Class B shares of
   the Fund before the sixth
   anniversary of purchase, you
   will have to pay a contingent
   deferred sales charge at the
   time of sale. The CDSC will be
   based on the lower of the NAV
   at the time of purchase or the
   NAV at the time of sale
   according to the schedule to
   the right. There is no CDSC on
   reinvested dividends or
   distributions. Imposition of
   the CDSC and the distribution
   fee on Class B shares is
   limited by the NASD
   asset-based sales charge rule.

   SHAREHOLDER INFORMATION

   DISTRIBUTION ARRANGEMENTS/SALES CHARGES
   CONTINUED

   SALES CHARGE
   REDUCTIONS
   You may qualify for reduced sales charges under the following circumstances.

    - LETTER OF INTENT. You inform the Fund in writing that you intend to purchase enough shares over a 13-month period to qualify for a reduced sales charge. You must include a minimum of 3% of the total amount you intend to purchase with your letter of intent. Shares purchased under the non-binding Letter of Intent will be held in escrow until the total investment has been completed. If the Letter of Intent is not completed, sufficient escrowed shares will be redeemed to pay any applicable front-end sales charge.

    - RIGHTS OF ACCUMULATION. When the value of shares you already own plus the amount you intend to invest reaches the amount needed to qualify for reduced sales charges, your added investment will qualify for the reduced sales charge.

    - COMBINATION PRIVILEGE. You can combine accounts of multiple Pacific Capital Funds or accounts of immediate family household members (spouse and children under 21) to reduce sales charges. Reduced prices are also available for investors who are members of certain qualified groups.

   SALES CHARGE WAIVERS

   CLASS A SHARES

   The following qualify for waivers of sales charges:

    - Current and retired trustees, directors, employees, and family members of the Trust, the Advisor and its affiliates or any other organization that provides services to the Trust.

    - Investors for whom The Asset Management Group of Bank of Hawaii or one of its affiliates acts in a fiduciary, advisory, custodial, agency or similar capacity (except those investors for whom The Asset Management Group of Bank of Hawaii provides custodial services).

    - Investors who purchase shares of the Fund through a retirement related payroll deduction plan, a 401(k) plan, a 403(b) plan, or a similar plan which by its terms permits purchases of shares.

    - Other investment companies distributed by the Distributor.

    - Investors who purchase shares with the proceeds from the recent redemption of shares of any non-money market mutual fund with a front-end or back-end sales charge of equal or greater value.

    - Investors who purchase shares with the proceeds from the recent redemption of Class Y Shares of the Trust.

      BISYS must be notified in writing by you or your financial institution at the time the purchase is made. A copy of your account statement showing the redemption must accompany the notice.

     REINSTATEMENT PRIVILEGE

     If you have sold Class A or B shares of the Fund and decide to reinvest in the Fund within a 120 day period, you will not be charged the applicable sales load on amounts up to the value of the shares you sold. You must provide a written reinstatement request and payment within 120 days of the date your instructions to sell were processed.

   SHAREHOLDER INFORMATION

   DISTRIBUTION ARRANGEMENTS/SALES CHARGES
   CONTINUED

   CLASS B SHARES

   The Distributor will waive the CDSC under certain circumstances, including the following:

    - If the redemption follows the death or disability of a shareholder (or both shareholders in the case of joint accounts).

    - If the redemption is made under an automatic withdrawal plan after the participant reaches age 59 1/2, as long as the payments are no more than 10% of the account value annually (measured from the date the Transfer Agent receives the request).

    - If the redemption represents the minimum required distribution from a retirement plan.

    - If the shares being redeemed were purchased with reinvested dividends and distributions.

   See the Statement of Additional Information for other possible fee waivers.

   DISTRIBUTION (12B-1) FEES AND SHAREHOLDER SERVICING FEES

   12b-1 fees compensate the Distributor and other dealers and investment representatives for services and expenses relating to the sale and distribution of the Fund's shares and for providing shareholder services. 12b-1 fees are paid from Fund assets on an ongoing basis, and over time will increase the cost of your investment and may cost you more than paying other types of sales charges.

    - The 12b-1 fees paid by the Fund vary by share class as follows:

      1. Class A shares pay a 12b-1 fee of up to .75% of the average daily net assets of the Fund.

      2. Class B shares pay a 12b-1 fee of up to 1.00% of the average daily net assets of the Fund. This will cause expenses for Class B shares to be higher and dividends to be lower than for Class A shares.

    - The higher 12b-1 fee on Class B shares, together with the CDSC, help the Distributor sell Class B shares without an "up-front" sales charge. In particular, these fees help the Distributor cover the cost of advancing brokerage commissions to investment representatives.

    - The Distributor may use up to .25% of the 12b-1 fee for shareholder servicing and up to .75% for distribution.

   Until further notice, the Distributor voluntarily intends to waive a portion of its 12b-1 fee, so that the fee payable by the Fund will not exceed .25% of the average daily net asset value attributable to the Fund's Class A shares on an annual basis.

   SHAREHOLDER INFORMATION

   EXCHANGING YOUR SHARES
   You can exchange your
   shares in the Fund for
   shares of the same class of
   another Pacific Capital
   Fund, usually without
   paying additional sales
   charges (see "Notes"
   below). Class A
   shareholders may also
   exchange their shares for
   service class shares of
   other investment companies
   for which The Asset
   Management Group of Bank of
   Hawaii serves as investment
   adviser. Class Y
   shareholders may also
   exchange their shares for
   other investment companies
   for which The Asset
   Management Group of Bank of
   Hawaii serves as Investment
   Advisor. These are the
   Pacific Capital Cash Assets
   Trust, the Pacific Capital
   Tax-Free Cash Assets Trust
   and the Pacific Capital
   U.S. Government Securities
   Cash Assets Trust. No
   transaction fees are
   charged for exchanges.
   You must meet the minimum
   investment requirements for
   the fund into which you are
   exchanging.

   NOTES ON EXCHANGES
     - When exchanging from a Fund
       that has no sales charge or a
       lower sales charge to a Fund
       with a higher sales charge,
       you will pay the difference.
     - The registration and tax
       identification numbers of the
       two accounts must be
       identical.
     - The Exchange Privilege may be
       changed or eliminated at any
       time after a 60-day notice to
       shareholders.
     - Be sure to read carefully the
       Prospectus of any Fund or
       other investment company into
       which you wish to exchange
       shares.
INSTRUCTIONS FOR EXCHANGING SHARES
Exchanges from one Pacific Capital Fund to another are taxable. You can make exchanges by sending a written
                                            request to Pacific Capital Funds,
                                            P.O. Box 182130, Columbus, OH
                                            43218-2130, or by calling
                                            800-258-9232. Please provide the
                                            following information:
  - Your name and telephone number
  - The exact name on your account and account number
  - Taxpayer identification number (usually your social security number)
  - Dollar value or number of shares you are exchanging
  - The name of the Pacific Capital Fund from which the exchange is to be made
  - The name of the Pacific Capital Fund into which the exchange is being made See "Selling Your Shares" for important information about telephone transactions.
To prevent disruption in the management of the Fund due to market timing strategies, exchange activity may be
                                            limited to four substantial
                                            exchanges within one calendar year
                                            period. The Fund may also refuse any
                                            exchange order.

   SHAREHOLDER INFORMATION

   DIVIDENDS, DISTRIBUTIONS AND TAXES

   DIVIDENDS AND DISTRIBUTIONS

   The Fund's net investment income is paid to its shareholders monthly. Its net capital gains are distributed to shareholders annually. Dividends payable on Class A shares of the Fund are generally more than on Class B shares because Class B shares have higher distribution expenses. Dividends payable on Class Y shares of the Fund are generally more than on Class A or B shares, because Class Y shares have no distribution expenses.

   We automatically reinvest all income dividends and capital gains distributions in additional shares of the same Class on the ex-dividend date unless you request otherwise in writing to the Transfer Agent (at least 15 days prior to the distribution). The Distributor does not charge any fees or sales charges on reinvestments. You may elect to receive your dividends/distributions in cash either by check sent to your address or by wire to your bank account.

   The value of your shares will be reduced by the amount of dividends and distributions. If you purchase shares shortly before the record date for a dividend or the distribution of capital gains, you will pay the full price for the shares and receive some portion of the price back as a taxable dividend or distribution.

   TAXES

   Dividends generally are taxable as ordinary income. Taxes on capital gains distributed by the Fund vary with the length of time the Fund has held the security -- not how long you have been invested in the Fund.

   Dividends are taxable in the year in which they are declared, even if they appear on your account statement the following year. Dividends and distributions are treated the same for federal income tax purposes whether you receive them in cash or in additional shares.

   You will be notified in January each year about the federal tax status of distributions made by the Fund. Depending on your residence for tax purposes, distributions also may be subject to state and local taxes, including withholding taxes.

   An exchange of shares is considered a sale, and any related gains may be subject to federal and state taxes.

   Foreign shareholders may be subject to special withholding requirements. A penalty is charged on certain pre-retirement distributions from retirement accounts. Consult your tax advisor about the federal, state and local tax consequences in your particular circumstances.

   The Fund may incur foreign income taxes in connection with some of its foreign investments. Certain of these taxes may be credited to shareholders.

   To the extent that at least 50% of the Fund is invested in obligations, the interest from which are exempt from income tax under Federal Law, the Fund will be able to pay out a portion of its dividends free of federal income tax to the shareholders.

   HAWAII TAX INFORMATION

   To the extent that at least 50% of the Fund is invested in obligations, the interest from which are exempt from Hawaii income tax under Hawaii or Federal law, the Fund will be able to pay out a portion of its dividends free of Hawaii income tax to the shareholders who are Hawaii residents.

   Dividends and distributions made by the Fund to Hawaii residents will generally be treated for Hawaii income tax purposes in the same manner as they are treated for federal income tax purposes.

   If you are not a Hawaii resident you should not be subject to Hawaii income taxation on dividends and distributions made by the Fund, but you will be subject to taxes of other states and localities.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

For more information about the Pacific Capital Funds, the following documents are available free upon request:

ANNUAL/SEMI-ANNUAL REPORTS:

The Fund's annual and semi-annual reports to shareholders contain detailed information on the Fund's investments. The annual report includes a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI):

The SAI provides more detailed information about the Pacific Capital Funds, including operations and investment policies. It is incorporated by reference and is legally considered a part of this prospectus.

You can get free copies of Annual/Semi-Annual Reports and the SAI, or request other information and discuss your questions about the Funds, by contacting the Bank of Hawaii or a broker that sells the Funds. Or contact us at:

                            PACIFIC CAPITAL FUNDS

                            P.O. BOX 182130

                            COLUMBUS, OHIO 43218-2130

                            TELEPHONE: 1-800-258-9232


You can review and copy the Annual and Semi-Annual Reports and the SAI at the Public Reference Room of the Securities and Exchange Commission. For the hours of operation for the Public Reference Room call 1-202-942-8090. You can get text-only copies:



- For a fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-0102, or by electronic request, by emailing the SEC at: publicinfo@sec.gov.


- At no charge from the Edgar database on the Commission's Website at http://www.sec.gov.

Investment Company Act file no. 811-7454.


6/1


PCP 0036

                              PACIFIC CAPITAL FUNDS

                             TELEPHONE: 800-258-9232

                       STATEMENT OF ADDITIONAL INFORMATION

                               DATED JUNE 1, 2000



                          ULTRA SHORT GOVERNMENT FUND


         Pacific Capital Funds (the "Trust") is a professionally managed, open-end, management investment company with multiple funds available for investment. This Statement of Additional Information ("SAI") contains information about the Class A, Class B and Class Y shares of one of the Trust's thirteen investment portfolios (each a "Fund" and collectively the "Funds"), the Ultra Short Government Fund (the "Short Government Fund"). The various Funds and Classes of shares of the Funds are offered through separate Prospectuses.

         The Short Government Fund is a diversified portfolio.

         This SAI is not a prospectus. You should read this SAI in conjunction with the applicable Prospectus, dated May 31, 2000. All terms defined in the applicable Prospectus have the same meanings in this SAI. You can order copies of the Trust's Prospectuses and Annual Report without charge by writing to BISYS Fund Services ("BISYS") at 3435 Stelzer Road, Columbus, Ohio 43219-3035 or calling the Transfer Agent at the telephone number indicated above.

                             INVESTMENT RESTRICTIONS

         The Short Government Fund's investment objective is fundamental and may not be changed without approval by vote of the holders of a majority of the Fund's outstanding voting securities, as described under "General Information -- Voting." If the Trust's Board of Trustees determines, however, that the Fund's investment objective can best be achieved by a substantive change in a non-fundamental investment policy or strategy, the Trust's Board may make such change without shareholder approval and will disclose any such material change in the then-current prospectus. Any policy that is not specified in the Fund's Prospectus, or in the SAI, as being fundamental, is nonfundamental.

         The following investment restrictions also apply to the Short Government Fund. The restrictions designated as fundamental policies may not be changed without approval by the holders of a majority of the Fund's outstanding shares. If a percentage limitation is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in the value of the Fund's portfolio securities or resulting from reorganizations, consolidations, payments out of assets of the Fund or redemption of shares will not constitute a violation of such limitation, except for investment restriction
(3) below.

         As fundamental policies, the Short Government Fund may not:

         (1) Purchase securities of any issuer (except debt obligations of issuers that pay interest which, in the opinions of counsel to such issuers, is exempt from federal income tax and is not subject to the federal alternative minimum tax ("Municipal Obligations") and securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities ("U.S. Government Obligations")) if, as a result, with respect to 75% of its total assets, more than 5% of the value of the Fund's total assets would be invested in the securities of any one issuer or, with respect to 100% of its total assets, the Fund's ownership would be more than 10% of the outstanding voting securities of any one issuer.

         (2) Purchase the securities of issuers conducting their principal business activity in the same industry if, immediately after the purchase and as a result thereof, the value of the Fund's investments in that industry would be 25% or more of the current value of the Fund's total assets, provided that there is no limitation with respect to investments in (a) U.S. Government Obligations and repurchase agreements secured by such obligations and (b) Municipal Obligations (for purposes of this limitation, Municipal Obligations do not include private activity bonds that are backed only by the assets and revenues of a non-governmental user).

         (3) Borrow money or issue senior securities as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), except (a) with regard to senior securities, as permitted pursuant to an order and/or a rule issued by the Securities and Exchange Commission (the "Commission"), and (b) that the Fund may borrow from banks up to 20% of the current value of its net assets for temporary purposes only in order to meet redemptions, and these borrowings may be secured by the pledge of up to 20% of the current value of its net assets (but investments may not be purchased while any such outstanding borrowing in excess of 5% of its net assets exists).

         (4) Purchase or sell real estate or real estate limited partnerships (other than obligations or other securities secured by real estate or interests therein or securities issued by companies that invest in real estate or interests therein).

         (5) Purchase commodities or commodity contracts, except that the Fund may enter into futures contracts and may write call options and purchase call and put options on futures contracts in accordance with its investment objective and policies.

         (6) Purchase securities on margin (except for short-term credits necessary for the clearance of transactions and except for margin payments in connection with options, futures and options on futures) or make short sales of securities.

         (7) Underwrite securities of other issuers, except to the extent that the purchase of permitted investments directly from the issuer or from an underwriter for an issuer and the later disposition of such securities in accordance with the Fund's investment program may be deemed to be an underwriting.

         (8) Purchase interests, leases, or limited partnership interests in oil, gas, or other mineral exploration or development programs.

         (9) Make investments for the purpose of exercising control or management. Investments by the Fund in wholly-owned investment entities created under the laws of certain countries will not be deemed the making of investments for the purpose of exercising control of management.

         (10) Lend money or portfolio securities, except that the Fund may enter into repurchase agreements and lend portfolio securities to certain brokers, dealers and financial institutions aggregating up to 33-1/3% of the current value of the Fund's total assets.

         In addition, the Short Government Fund will comply with the following non fundamental restrictions, which may be changed by the Board of Trustees without shareholder approval:

         (1) The Fund will not purchase securities of unseasoned issuers, including their predecessors, that have been in operation for less than three years, if as a result the value of the Fund's investment in such classes of securities would exceed 15% of the Fund's total assets.

         (2) The Fund will not invest more than 15% of the current value of its net assets in repurchase agreements having maturities of more than seven days and other illiquid securities. For purposes of this restriction, illiquid securities do not include securities which may be resold under Rule 144A under the Securities Act that the Board of Trustees, or its delegate, determines to be liquid, based upon the trading markets for the specific security.


              ADDITIONAL INFORMATION ON FUND INVESTMENTS AND RISKS


DEBT SECURITIES

         The Short Government Fund may invest in debt securities issued by domestic corporations, financial institutions, and governments. The debt securities in which the Fund will invest (including convertible securities, as applicable) will be of investment grade (i.e., rated in the top four rating categories by a nationally recognized securities rating organization ("NRSRO"), or, if unrated, determined to be of comparable quality by the investment adviser). The Fund may only invest in U.S. dollar-denominated foreign debt securities.

U.S. GOVERNMENT OBLIGATIONS

         The Fund may invest in U.S. Government Obligations which include, in addition to U.S. Treasury Securities, obligations of U.S. Government agencies, including but not limited to the obligations of the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Government National Mortgage Association ("GNMA"), Student Loan Marketing Association ("SLMA"), Federal National Mortgage Association ("FNMA"), Resolution Trust Corporation and Federal Home Loan Mortgage Corporation ("FHLMC"). U.S. Treasury Securities and certain other obligations of certain agencies and instrumentalities of the U.S. Government, such as those of the GNMA, are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Export-Import Bank of the United States, are supported by the right of the issuer to borrow from the U.S. Treasury; others, such as those of FNMA, are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others, such as those of the SLMA, are supported only by the credit of the instrumentality. No assurance can be given that the U.S. Government would provide financial support to U.S. Government sponsored instrumentalities if it is not obligated to do so by law. Some of these instruments may be variable or floating rate instruments. The Fund will invest in the obligations of such instrumentalities only when the Adviser believes that the credit risk with respect to the instrumentality is minimal.

         The Fund may also make limited investments (not exceeding 5% of its net assets) in separately traded principal and interest components of securities issued by the United States Treasury. The principal and interest components or selected securities are traded independently under the Separate Trading of Registered Interest and Principal of Securities program ("STRIPs"). Under the STRIPs program, the principal and interest components are individually numbered and separately issued by the U.S. Treasury at the request of depository financial institutions, which then trade the component parts independently.

FLOATING AND VARIABLE RATE DEBT INSTRUMENTS

         The Fund may invest in floating and variable rate debt instruments. Floating and variable rate debt instruments bear interest at rates that are not fixed, but vary with changes in specified market rates or indices or at specified intervals. Certain, of these instruments may carry a demand feature that would permit the holder to tender them back to the issuer at a par value prior to maturity. The floating and variable rate instruments that the Fund may purchase include certificates of participation in such obligations purchased from banks. The Adviser will monitor on an ongoing basis the ability of an issuer of a demand instrument to make payment when due, which could be affected by events occurring between the date the Fund elects to demand payment and the date payment is due, except when such demand instruments permit same-day settlement. In this regard, the Adviser, pursuant to direction of the Board of Trustees, will determine the liquidity of those instruments with demand features that cannot be exercised within seven days.

LOWEST CATEGORY OF INVESTMENT GRADE

         Obligations rated in the lowest of the top four rating categories by an NRSRO have speculative characteristics, and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade bonds. Subsequent to its purchase by the Fund, an issue of securities may cease to be rated or its rating category may be reduced below the minimum rating required for purchase by the Fund. The Adviser will consider such an event in determining whether the Fund should continue to hold the obligation.

CREDIT RATINGS

         Credit ratings evaluate the safety of principal and interest payments, not market value risk. The rating of an issuer is also heavily weighted by past developments and does not necessarily reflect probable future conditions. There is frequently a lag between the time a rating is assigned and the time it is updated. Also, since credit rating agencies may fail to timely change credit ratings to reflect subsequent events, the Adviser must monitor the issuers of bonds in the Fund's portfolio to determine if the issuers will have sufficient cash flow and profits to meet required principal and interest payments, and to assure the bonds' liquidity so the Fund can meet redemption requests.

         To the extent the rating of a debt security by an NRSRO changes as a result of changes in such organization or its rating systems, the Fund will attempt to use comparable ratings as standards for investments in accordance with the investment policies contained in its Prospectus and in this Statement of Additional Information. The ratings of the NRSROs currently used by the Fund are more fully described in Appendix A to this Statement of Additional Information.

DURATION

         The Fund follows a controlled duration strategy. As a measure of a fixed income security's cash flow, duration is an alternative to the concept of "term to maturity" in assessing the price volatility associated with changes in interest rates. Generally, the longer the duration, the more volatility an investor should expect. For example, the market price of a bond with a duration of three years would be expected to decline 3% if interest rates rose 1%. Conversely, the market price of the same bond would be expected to increase 3% if interest rates fell 1%. The market price of a bond with a duration of six years would be expected to increase or decline twice as much as the market price of a bond with a three-year duration. Duration is a way of measuring a security's maturity in terms of the average time required to receive the present value of all interest and principal payments as opposed to its term to maturity. The maturity of a security measures only the time until final payment is due; it does not take account of the pattern of a security's cash flows over time, which would include how cash flow is affected by prepayments and by changes in interest rates. Incorporating a security's yield, coupon interest payments, final maturity and option features into one measure, duration is computed by determining the weighted average maturity of a bond's cash flows, where the present values of the cash flows serve as weights. In computing the duration of the Fund, the Adviser will estimate the duration of obligations that are subject to features such as prepayment or redemption by the issuer, put options retained by the investor or other imbedded options, taking into account the influence of interest rates on prepayments and coupon flows.

OTHER DEBT OBLIGATIONS

         The Short Government Fund may also invest in certain other debt obligations and described below.

LETTERS OF CREDIT AND LIQUIDITY AGREEMENTS

         The Fund may purchase debt obligations that are backed by an irrevocable letter of credit or liquidity agreement of a bank, savings and loan association or insurance company which assumes the obligation for payment of principal and interest in the event of default by the issuer. Only banks, savings and loan associations and insurance companies which, in the opinion of the Adviser, are of investment quality comparable to other permitted investments of the Fund, may be used for letter of credit and liquidity agreement backed investments.

BANK AND SAVINGS AND LOAN OBLIGATIONS

         The Fund may invest in bank and savings and loan obligations. These obligations include negotiable certificates of deposit, fixed time deposits, bankers' acceptances, and interest bearing demand accounts. The Fund limits its bank investments to dollar-denominated obligations of U.S., Canadian, Asian, Australian or European banks which have more than $500 million in total assets at the time of investment or of United States savings and loan associations which have more than $1 billion in total assets at the time of investment and, in the case of U.S. banks, are members of the Federal Reserve System or are examined by the Comptroller of the Currency or whose deposits are insured by the Federal Deposit Insurance Corporation.

COMMERCIAL PAPER

         The Fund may invest in commercial paper that is rated at the date of purchase in the two highest short-term rating categories by an NRSRO or unrated if considered by the Adviser to be of comparable quality. Commercial paper includes short-term unsecured promissory notes, and variable floating rate demand notes issued by domestic and foreign bank holding companies, corporations and financial institutions as well as similar taxable and tax-exempt instruments issued by government agencies and instrumentalities.

MUNICIPAL SECURITIES

         The Fund may invest in Municipal Obligations. Municipal Obligations include municipal bonds, municipal notes and municipal commercial paper.

         MUNICIPAL BONDS. Municipal bonds generally have a maturity at the time of issuance of up to thirty years. They are principally classified either as "general obligation" bonds, which are secured by the pledge of the municipality's faith, credit and taxing power for the payment of principal and interest, or as "revenue" bonds, which are payable only from the revenues derived from a particular project or facility and generally are dependent solely on a specific revenue source.

         General obligation securities are secured by the issuer's pledge of its full faith, credit, and taxing power for the payment of principal and interest. Characteristics and methods of enforcement of general obligation bonds vary according to the law applicable to a particular issuer, and the taxes that can be levied for the payment of debt service may be limited or unlimited as to rates or amounts of special assessments. Revenue securities are payable only from the revenues derived from a particular facility, a class of facilities or, in some cases, from the proceeds of a special excise tax. Although the principal security behind these bonds may vary, many provide additional security in the form of a debt service reserve fund the assets of which may be used to make principal and interest payments on the issuer's obligations. Housing finance authorities have a wide range of security, including partially or fully insured mortgages, rent subsidized and collateralized mortgages, and the net revenues from housing or other public projects. Some authorities are provided further security in the form of a state's assistance (although without obligation) to make up deficiencies in the debt service reserve fund.

         The Fund may invest in municipal bonds which are covered by insurance guaranteeing the scheduled payment of principal and interest until their maturity ("Insured Municipal Bonds"). The insurance can be purchased either by the issuing government entity or by the Fund purchasing the bond. This insurance is primarily written by two organizations: Ambac Assurance Corporation (formerly called American Municipal Bond Assurance Corporation), and Municipal Bond Insurance Association, a pool of private insurers, but may be written by certain other large insurance companies. This insurance feature minimizes the risks to the Fund and its shareholders associated with payment delays or defaults in these portfolio securities, but does not guarantee the market value of these portfolio securities or the value of the shares of the Fund. An issuer would likely purchase insurance in order to obtain a higher rating by an NRSRO than it would receive without the insurance thereby reducing the issuer's borrowing costs.

The price paid or received for an Insured Municipal Bond may be higher than the price that would otherwise be paid or received for the municipal bond absent the insurance.

         The Fund may invest in moral obligation bonds ("Moral Obligation Bonds") which are tax-exempt bonds issued by a municipality or a state financial intermediary and backed by the moral obligation pledge of a state government. Under a moral obligation pledge, a state government indicates its intent to appropriate funds in the future if the primary obligor, the municipality or intermediary, defaults. The state's obligation to honor the pledge is moral rather than legal because future legislatures cannot be legally obligated to appropriate the funds required.

         Industrial development bonds are a specific type of revenue bond backed by the credit and security of a private user. Certain types of industrial development bonds are issued by or on behalf of public authorities to obtain funds to provide privately-operated housing facilities, sports facilities, convention or trade show facilities, airport, mass transit, port or parking facilities, air or water pollution control facilities and certain local facilities for water supply, gas, electricity, or sewage or solid waste disposal. Assessment bonds, issued by a specially created district or project area which levies a tax (generally on its taxable property) to pay for an improvement or project, may be considered a variant of either category. There are, of course, other variations in the types of municipal bonds, both within a particular classification and between classifications, depending on numerous factors.

         MUNICIPAL NOTES. The Fund may invest in municipal notes. Municipal notes include, but are not limited to, tax anticipation notes ("TANs"), bond anticipation notes ("BANs"), revenue anticipation notes ("RANs") and construction loan notes. Municipal notes generally have maturities at the time of issuance of three years or less. The Fund may invest in municipal notes that are rated at the date of purchase in one of the two highest rating categories assigned by an NRSRO, or not rated but are considered by Pacific Century to be of comparable quality. Municipal notes generally are issued in anticipation of the receipt of tax funds, of the proceeds of bond placements or of other revenues. The ability of an issuer to make payments is, therefore, dependent on such tax receipts, proceeds from bond sales or other revenues, as the case may be.

         The Fund also may invest in certain "private activity" bonds or notes. The Fund may not be an appropriate investment for entities which are "substantial users," or certain "related persons" of substantial users, of facilities financed by private activity bonds. "Substantial users" are defined under U.S. Treasury Regulations to include a non-exempt person who regularly uses a part of such facilities in his trade or business and whose gross revenues derived with respect to the facilities financed by the issuance of bonds are more than 5% of the total revenues derived by all users of such facilities, or who occupies more than 5% of the usable area of such facilities or for whom such facilities, or a part thereof, were specifically constructed, reconstructed or acquired. "Related persons" include certain related natural persons, affiliated corporations, partnerships and their partners and S corporations and their shareholders.

         TANs. Uncertainty in a municipal issuer's capacity to raise taxes as a result of such events as a decline in its tax base or a rise in delinquencies could adversely affect the issuer's ability to meet its obligations on outstanding TANs. Furthermore, some municipal issuers mix various tax proceeds into a general fund that is used to meet obligations other than those of the outstanding TANs. Use of such a general fund to meet various obligations could affect the likelihood of making payments on TANs.

         BANs. The ability of a municipal issuer to meet its obligations on its BANs primarily depends on the issuer's adequate access to the longer term municipal bond market and the likelihood that the proceeds of such bond sales will be used to pay the principal of, and interest on, BANs.

         RANs. A decline in the receipt of certain revenues, such as anticipated revenues from another level of government, could adversely affect an issuer's ability to meet its obligations on outstanding RANs. In addition, the possibility that the revenues would, when received, be used to meet other obligations could affect the ability of the issuer to pay the principal of, and interest on, RANs.

         MUNICIPAL COMMERCIAL PAPER. Municipal commercial paper is a debt obligation with a stated maturity of 270 days or less that is issued to finance seasonal working capital needs or as short-term financing in anticipation of longer-term debt. The Fund may invest in municipal commercial paper that is rated at the date of purchase in one of the two highest rating categories by an NRSRO or not rated but is considered by the Adviser to be of comparable quality.

         GENERAL CONSIDERATIONS. The values of outstanding municipal securities vary as a result of changing market evaluations of the ability of their issuers to meet the interest and principal payments (i.e., credit risk). Such values also change in response to changes in the interest rates payable on new issues of municipal securities (i.e., market risk). Should such interest rates rise, the values of outstanding securities, including those held in the Fund's portfolio, will generally decline and (if purchased at par value) they would sell at a discount. If interest rates fall, the values of outstanding securities will generally increase and (if purchased at par value) they would sell at a premium. Changes in the value of municipal securities held in the Fund's portfolio arising from these or other factors will cause changes in the net asset value per share of the Fund.

         Securities of issuers of municipal obligations are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Bankruptcy Reform Act of 1978. In addition, the obligations of such issuers may become subject to laws enacted in the future by Congress, state legislatures or referenda extending the time for payment of principal or interest, or imposing other constraints upon enforcement of such obligations or upon the ability of municipalities to levy taxes.

Furthermore, as a result of legislation or other conditions, the power or ability of any issuer to pay, when due, the principal of and interest on its municipal obligations may be materially affected.

         The taxable securities market is a broader and more liquid market with a greater number of investors, issuers and market makers than the market for municipal securities. The more limited marketability of municipal securities may make it difficult in certain circumstances to dispose of large investments advantageously.

GUARANTEED INVESTMENT CONTRACTS

         The Short Government Fund may invest up to 5% of its net assets in Guaranteed Investment Contracts ("GICs") issued by highly rated U.S. insurance companies. Pursuant to such contracts, the Fund makes cash contributions to a deposit fund of the insurance company's general account. The insurance company then credits to the Fund on a monthly basis guaranteed interest which is based on an index. The GICs provide that this guaranteed interest will not be less than a certain minimum rate. Generally, a GIC allows a purchaser to buy an annuity with the monies accumulated under the contract; however, the Fund will not purchase any such annuities. The insurance company may assess periodic charges against a GIC for expense and service costs allocable to it, and the charges will be deducted from the value of the deposit fund. A GIC is a general obligation of the issuing insurance company and not a separate account. The purchase price paid for a GIC becomes part of the general assets of the issuer, and the contract is paid from the general assets of the issuer.

         The Fund will only purchase GICs from issuers which, at the time of purchase, are rated "A" or higher by A.M. Best Company, have assets of $1 billion or more, and meet quality and credit standards established by Pacific Century. Generally, GICs are not assignable or transferable without the permission of the issuing insurance companies, and an active secondary market for GICs does not currently exist. Also, the Fund may not receive the principal amount of a GIC from the insurance company on seven days' notice or less. Therefore, GICs are considered to be illiquid investments and are subject to the Funds' 15% limitation on investment in illiquid securities.

ASSET BACKED SECURITIES

         The Short Government Fund may invest in Asset Backed Securities. Asset Backed Securities arise through the grouping by governmental, government-related, and private organizations of loans, receivables, and other assets originated by various lenders. Asset Backed Securities acquired by the Fund consist of both mortgage and non-mortgage backed securities. Interests in pools of these assets differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal paid at maturity or specified call dates. Instead, Asset Backed Securities provide periodic payments which generally consist of both interest and principal payments.

         The life of an Asset Backed Security varies with the prepayment experience with respect to the underlying debt instruments. The rate of such prepayments, and hence the life of an Asset Backed Security, will be primarily a function of current market interest rates, although other economic and demographic factors may be involved. For example, falling interest rates generally result in an increase in the rate of prepayments of mortgage loans, while rising interest rates generally decrease the rate of prepayments. An acceleration in prepayments in response to sharply falling interest rates will shorten the security's average maturity and limit the potential appreciation in the security's value relative to a conventional debt security. Consequently, Asset Backed Securities are not as effective in locking in high, long-term yields. Conversely, in periods of sharply rising rates, prepayments generally slow, increasing the security's average life and its potential for price depreciation.

MORTGAGE BACKED SECURITIES

         Mortgage Backed Securities represent an ownership interest in a pool of residential mortgage loans, the interest in which is in most cases issued and guaranteed by an agency or instrumentality of the U.S. Government, though not necessarily by the U.S. Government itself.

         Mortgage Backed Securities include GNMA Certificates, FNMA Certificates and FHLMC Participation Certificates. GNMA Certificates are backed as to the timely payment of principal and interest by the full faith and credit of the U.S. Government. The principal and interest of FNMA Certificates are guaranteed only by FNMA itself, not by the full faith and credit of the U.S. Government. An FHLMC Participation Certificate is guaranteed by FHLMC as to timely payment of principal and interest. However, like a FNMA security, it is not guaranteed by the full faith and credit of the U.S. Government. Mortgage Backed Securities issued by private issuers, whether or not such obligations are subject to guarantees by the private issuer, may entail greater risk than obligations directly or indirectly guaranteed by the U.S. Government. Such securities will be purchased for the Fund only when the Adviser determines that they are readily marketable at the time of purchase.

         The average life of Mortgage Backed Securities varies with the maturities of the underlying mortgage instruments, which have maximum maturities of 40 years. The average life is likely to be substantially less than the original maturity of the mortgage pools underlying the securities as the result of mortgage prepayments, mortgage refinancings, and foreclosures. The rate of mortgage prepayments, and hence the average life of the certificates, will be a function of the level of interest rates, general economic conditions, the location and age of the mortgage and other social and demographic conditions. Such prepayments are passed through to the registered holder with the regular monthly payments of principal and interest and have the effect of reducing future payments. As a result of the pass-through of prepayments of principal on the underlying securities, Mortgage Backed Securities are often subject to more rapid prepayments of principal than their stated maturity would indicate. Because the prepayment characteristics of the underlying mortgages vary, it is not possible to predict accurately the realized yield or the average life of a particular issue of pass-through certificates. As a result of these principal payment features, Mortgage Backed Securities are generally more volatile than other U.S. Government securities.

         The estimated average life of Mortgage-Backed Securities will be determined by The Adviser and used for the purpose of determining the average weighted maturity and duration of the Fund's portfolio. Various independent mortgage backed securities dealers publish average remaining life data using proprietary models and, in making such determinations for the Fund, the Adviser might deem such data unreasonable if such data appears to present a significantly different average remaining expected life for a security when compared to data relating to the average remaining life of comparable securities as provided by other independent mortgage backed securities dealers.

NON-MORTGAGE BACKED SECURITIES

         The Fund also may invest in non-mortgage backed securities including interests in pools of receivables, such as motor vehicle installment purchase obligations and credit card receivables. Such securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pool of assets. Such securities also may be debt instruments, which also are known as collateralized obligations and are generally issued as the debt of a special purpose entity organized solely for the purpose of owing such assets and issuing such debt.

         Non-mortgage backed securities are not issued or guaranteed by the U.S. Government or its agencies or instrumentalities. However, the payment of principal and interest on any such obligation may be guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution (such as a bank or insurance company) that is not affiliated with the issuer of the obligation. Non-mortgage backed securities will be purchased by the Funds only when such securities are readily marketable and rated at the time of purchase in one of the two highest rating categories assigned by an NRSRO or, if unrated, are considered by the Adviser to be of comparable quality. In addition, such securities generally will have remaining estimated lives at the time of purchase of five years or less.

         The purchase of non-mortgage backed securities involves considerations peculiar to the financing of the instruments underlying such securities. For example, most organizations that issue Asset Backed Securities relating to motor vehicle installment purchase obligations perfect their interest in the underlying obligations only by filing a financing statement and by having the servicer of the obligations, which is usually the originator, take custody of them. In such circumstances, if the servicer were to sell the same obligations to another party, in violation of its duty to do so, there is a risk that such party could acquire an interest in the obligations superior to that of the holders of the Asset Backed Securities. Also, although most such obligations grant a security interest in the motor vehicle being financed, in most states the security interest in a motor vehicle must be noted on the certificate of title to perfect the security interest against competing claims of other parties. Due to the large number of vehicles involved, however, the certificate of title to each vehicle financed, pursuant to the obligations underlying the Asset Backed Securities, usually is not amended to reflect the assignment of the seller's security interest for the benefit of the holders of the Asset Backed Securities. Therefore, recoveries on repossessed collateral might not, in some cases, be available to support payments on those securities. In addition, various state and Federal laws give the motor vehicle owner the right to assert against the holder of the owner's obligation certain defenses the owner would have against the seller of the motor vehicle. The assertion of such defenses could reduce payments on the related Asset Backed Securities.

         Similarly, in the case of Asset-Backed Securities relating to credit card receivables, credit card holders are entitled to the protection of a number of state and Federal consumer credit laws, many of which give such holders the right to set off certain amounts against balances owed on the credit cards, thereby reducing the amounts paid on such receivables. In addition, unlike most other Asset Backed Securities, credit card receivables are unsecured obligations of the cardholders.

ILLIQUID SECURITIES

         The Short Government Fund may invest in illiquid securities. The Fund will not knowingly invest more than 15% of the value of its net assets in securities that are illiquid. Repurchase agreements with a duration of seven days or more, time deposits that do not provide for payment to the Fund within seven days after notice and Guaranteed Investment Contracts ("GICs") and most commercial paper issued in reliance upon the exemption in Section 4(2) of the Securities Act of 1933 (the "1933 Act") (other than variable amount master demand notes with maturities of nine months or less) are subject to this 15% limit.

         If otherwise consistent with its investment objective and policies, the Fund may purchase securities which are not registered under the 1933 Act but which can be sold to "qualified institutional buyers" in accordance with Rule 144A under the 1933 Act. Any such security will not be considered illiquid so long as it is determined by the Adviser, acting under guidelines and procedures that are developed, established and monitored by the Board of Trustees, that an adequate trading market exists for that security. This investment practice could have the effect of increasing the level of illiquidity in the Fund during any period that qualified institutional buyers become uninterested in purchasing these restricted securities.

         The staff of the Commission has taken the position that OTC options that are purchased and the assets used as cover for written OTC options should generally be treated as illiquid securities. However, if a dealer recognized by the Federal Reserve Bank as a primary dealer in U.S. Government securities is the other party to an option contract written by the Fund and the Fund has the absolute right to repurchase the option from the dealer at a formula price established in a contract with the dealer, the Commission staff has agreed that the Fund needs to treat as illiquid only that amount of the cover assets equal to the formula price less the amount by which the market value of the security subject to the option exceeds the exercise price of the option (the amounts by which the option is in-the-money). Although the Adviser does not believe that OTC options are generally illiquid, pending resolution of this issue, the Fund will conduct its operations in conformity with the views of the Commission staff.

BORROWINGS

         The Short Government Fund may borrow from banks up to 20% of the current value of its net assets for temporary purposes only in order to meet redemptions, and these borrowings may be secured by the pledge of up to 20% of the current value of its net assets (but investments may not be purchased while such outstanding borrowings in excess of 5% of its net assets exists). If the Fund's asset coverage for borrowings falls below 300%, the Fund will take prompt action to reduce its borrowings. If the 300% asset coverage should decline as a result of market fluctuations or other reasons, the Fund may be required to sell portfolio securities to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time.

         Borrowing for investment purposes is generally known as "leveraging." Leveraging may exaggerate the effect on net asset value of any increase or decrease in the market value of the Fund's portfolio. Money borrowed for leveraging will be subject to interest costs which may or may not be recovered by appreciation of the securities purchased. In addition, the Fund may be required to maintain minimum average balances in connection with such borrowing or pay a commitment fee to maintain a line of credit, which would increase the cost of borrowing over the stated interest rate.

         The Fund may borrow funds for temporary purposes by entering into reverse repurchase agreements which are considered to be borrowings under the Investment Company Act of 1940 (the " 1940 Act"). At the time the Fund enters into a reverse repurchase agreement (an agreement under which the Fund sells portfolio securities and agrees to repurchase them at an agreed-upon date and price), it will place in a segregated custodial account cash or liquid assets having a value equal to or greater than the repurchase price (including accrued interest) and will subsequently monitor the account so that such value is maintained. Reverse repurchase agreements involve the risk that the market value of the securities sold by a Fund may decline below the price of the securities it is obligated to repurchase. The Fund would pay interest on amounts obtained pursuant to a reverse repurchase agreement.

LOANS OF PORTFOLIO SECURITIES

         The Short Government Fund may lend securities from its portfolio to brokers, dealers and financial institutions (but not individuals) if liquid assets equal to the current market value of the securities loaned (including accrued interest thereon) plus the interest payable to the Fund with respect to the loan is maintained with the Fund. In determining whether to lend a security to a particular broker, dealer or financial institution, the Adviser will consider all relevant facts and circumstances, including the creditworthiness of the broker, dealer or financial institution. Any loans of portfolio securities will be fully collateralized based on values that are marked to market daily by the Adviser. The Fund will not enter into any portfolio security lending arrangement having a duration of longer than one year. Any securities that the Fund may receive as collateral will not become part of the Fund's portfolio at the time of the loan and, in the event of a default by the borrower, the Fund will, if permitted by law, dispose of such collateral except for such part thereof that is a security in which the Fund may invest. During the time securities are on loan, the borrower will pay the Fund any accrued income on those securities, and the Fund may invest the cash collateral and earn additional income or receive an agreed-upon fee from a borrower that had delivered cash-equivalent collateral. The Fund will not lend securities having a value that exceeds 30% of the current value of its total assets. Loans of securities by the Fund will be subject to termination at the Fund's or the borrower's option. The Fund may pay reasonable administrative and custodial fees in connection with a securities loan and may pay a negotiated portion of the interest or fee earned with respect to the collateral to the borrower or the placing broker.

         The Trust has entered into a Securities Lending Agreement with BISYS Fund Services Ohio, Inc. and Canter Fitzgerald & Co. to implement a securities lending program (see "Management - Administrator and Distributor" below). The Trust intends to become a party to an exemptive order received by BISYS from the Commission, which would permit the Funds to (i) pool the cash collateral from securities loans and have the collateral managed by the Adviser, (ii) invest the cash collateral in the BISYS Secured Lending Trust, a private investment company managed by BISYS for that purpose, and (iii) loan securities to any broker-dealer affiliated with the Adviser, BISYS, or other affiliates of the Trust.

REPURCHASE AGREEMENTS

         The Fund may enter into repurchase agreements wherein the seller of a security to the Fund agrees to repurchase that security from the Fund at a mutually agreed-upon time and price. The period of maturity is usually quite short, often overnight or a few days, although it may extend over a number of months. The Fund may enter into repurchase agreements only with respect to obligations that could otherwise be purchased by the Fund. All repurchase agreements will be fully collateralized based on values that are marked to market daily by The Adviser. If the seller defaults and the value of the underlying securities has declined, the Fund may incur a loss. In addition, if bankruptcy proceedings are commenced with respect to the seller of the security, the Fund's disposition of the security may be delayed or limited.

OTHER INVESTMENT COMPANIES


         In connection with the management of its daily cash position, the Fund may also invest in securities issued by other investment companies, including (to the extent permitted by the 1940 Act) other investment companies managed by the Adviser.


         Securities of other investment companies will be acquired by the Fund within the limits prescribed by the 1940 Act. The Fund intends to limit its investments so that, as determined immediately after a securities purchase is made: (a) not more than 5% of the value of its total assets will be invested in the securities of any one investment company; (b) not more than 10% of the value of its total assets will be invested in the aggregate in securities of investment companies as a group; (c) not more than 3% of the outstanding voting stock of any one investment company will be owned by the Fund, and (d) the Fund, together with other investment companies having the same investment adviser and companies controlled by such companies, owns not more than 10% of the total stock of any one closed-end company.


         As a shareholder of another investment company, the Fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. Accordingly, in addition to bearing their proportionate share of the Fund's expenses (i.e., management fees and operating expenses), shareholders will also indirectly bear similar expenses of such other investment companies or trusts. However, the Adviser has undertaken to waive or reimburse the Fund its advisory fees with respect to Fund assets so invested (except when such purchase is part of a plan of merger, consolidation, reorganization or acquisition).


WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS

         The Fund may purchase securities on a "when-issued" basis and may also purchase or sell securities on a "forward commitment" basis. These transactions, which involve a commitment by the Fund to purchase or sell particular securities with payment and delivery taking place at a future date (perhaps one or two months later), permit the Fund to lock-in a price or yield on a security it owns or intends to purchase, regardless of future changes in interest rates. When issued and forward commitment transactions involve the risk, however, that the yield obtained in a transaction may be less favorable than the yield available in the market when the securities delivery takes place. The Funds do not intend to engage in when-issued purchases and forward commitments for speculative purposes but only in furtherance of their investment objectives. The forward commitments and when-issued purchases are not expected to exceed 25% of the value of the Fund's total assets absent unusual market conditions.

         The Fund will not start earning interest or dividends on when-issued securities until they are received. The value of the securities underlying a when-issued purchase or a forward commitment to purchase securities, and any subsequent fluctuations in their value, is taken into account when determining the net asset value of the Fund starting on the date the Fund agrees to purchase the securities. The Fund will establish a segregated account in which it will maintain liquid assets in an amount at least equal in value to the Fund's commitment to purchase securities on a when-issued or forward commitment basis. If the value of these assets declines, the Fund will replace additional liquid assets in the account on a daily basis so that the value of the assets in the account is equal to the amount of such commitments.


                                   MANAGEMENT


TRUSTEES AND OFFICERS

         The business of the Trust is managed under the direction and control of its Board of Trustees. The name, age and principal occupations during the past five years of each of the Trustees and executive officers of the Trust are listed below. The address of each, unless otherwise indicated, is 3435 Stelzer Road, Columbus, Ohio 43219. Trustees deemed to be "interested persons" of the Trust for purposes of the 1940 Act are indicated by an asterisk (*).

         Walter J. Laskey* (58), Trustee and Chairperson - Executive Vice President of Bank of Hawaii - Private Client and Institutional Services (1993-present).

         Irimga McKay* (39), Trustee and President - 1230 Columbia Street, San Diego, California 92101. Senior Vice President of BISYS Fund Services (1994-present); Senior Vice President of Concord Financial Group (1986-1994).

         Douglas Philpotts* (68), Trustee - Financial Plaza of the Pacific, P.O. Box 3170, Honolulu, Hawaii 96802. Chairman of the Board of Directors (1992-1994), President (1986-1992) and Director (1984-present) of Pacific Century Trust; Director of Victoria Ward; Director of Bishop Insurance of Hawaii, Inc.; Trustee of The Strong Foundation and Seabury Hall; Trustee of Cash Assets Trust, U.S. Treasuries Cash Assets Trust, Hawaiian Tax-Free Trust and Tax-Free Cash Assets Trust (1992-present); Affiliated with The Pacific Club, Oahu Country Club, Maui Country Club, Punahou O-Mens Club, and University of Hawaii Foundation President's Club. Formerly a Director and Officer of various cultural, educational, community and professional organizations.

         Richard W. Gushman II (53), Trustee - 700 Bishop Street, Suite 200, Honolulu, Hawaii 96813. President and Chief Executive Officer of OKOA, INC., a private Hawaii corporation involved in commercial real estate (1985- present); Adviser to RAMPAC, Inc., a wholly owned subsidiary of the Bank of Hawaii, involved with commercial real estate finance; Trustee of Cash Assets Trust, Tax-Free Cash Assets Trust and U.S. Treasuries Cash Assets Trust (1993-present); Member of the Boards of Aloha United Way Downtown Improvement Association, Boys and Girls Club of Honolulu and Oceanic Cablevision, Inc.

         Stanley W. Hong (63), Trustee - 1132 Bishop Street, Honolulu, Hawaii 96813. President and Chief Executive Officer of the Chamber of Commerce of Hawaii (1996-present); Business Consultant (1994-present); Senior Vice President of McCormack Properties, Ltd. (1993-1995); President and Chief Executive Officer of the Hawaii Visitors Bureau (1984-1993); Vice President, General Counsel and Corporate Secretary at Theo Davies & Co., Ltd., a multiple business company (1973-1984); formerly Legislative Assistant to U.S. Senator Hiram L. Fong; Member of the Boards of Directors of several community organizations; Trustee of Cash Assets Trust, Tax-Free Cash Assets Trust and U.S. Treasuries Cash Assets Trust (1993-present); Director of Central Pacific Bank (1995-present); Trustee of the Nature Conservancy of Hawaii (1990-present); Regent of Chaminade University of Honolulu (1990-present).

         Russell K. Okata (55), Trustee - 888 Mililani Street, Suite 601, Honolulu, Hawaii 96813-2991. Executive Director, Deputy Executive Director, Administration Officer or Research Statistician of Hawaii Government Employees Association AFSCME Local 152, AFL-CIO (1970-present); Trustee of Cash Assets Trust, Tax-Free Cash Assets Trust and U.S. Treasuries Cash Assets Trust (1993-present); Chairman of the Royal State Insurance Group (1988-present); Trustee of several charitable organizations.

         Oswald K. Stender (68), Trustee - 925 Bethel Street, Suite 101, Honolulu, Hawaii 96813. Trustee of Bernice Pauahi Bishop Estate (1990-1999); Director of Hawaiian Electric Industries, Inc., a public utility holding company (1993-present); Senior Advisor to the Trustees of The Estate of James Campbell (1987-1989); and Chief Executive Officer (1976-1988); Director of several housing and real estate associations; Director, member or trustee of several community organizations; Trustee of Cash Assets Trust, Tax-Free Cash Assets Trust and U.S. Treasuries Cash Assets Trust (1993-present).

         Craig Warren (37), Treasurer - 111 South King Street, Honolulu, Hawaii 96813. Vice President of Bank of Hawaii - Product and Asset Acquisition (1994-present); Senior Financial Analyst of Federal Home Loan Bank of San Francisco Marketing Strategies and Analysis Division (1993-1994); Chief Financial Officer of Wells Fargo Securities, Inc. (1990-1992); Vice President of Wells Fargo Bank - Private Banking Group (1987-1992).

         Gregory Maddox (31), Secretary - 1230 Columbia Street, San Diego, California 92101. Director of BISYS Fund Services (1991-present).

         Alaina Metz (32), Vice President - Chief Administrative Officer of BISYS Fund Services - Blue Sky Compliance (1995-present); Alliance Capital Management, L.P. (1989-1995).


         William J. Tomko (40), Vice President - President of BISYS Fund Services (1987-present).

         Nancy Wiser (31), Vice President - Vice President of Fund Accounting of BISYS Fund Services (1998 - present); Manager of Investment Accounting of AEFA (1994-1998). Senior Operations Analyst for IBT (1990-1994).

         Frank Deutchki (45), Treasurer - Vice President, Financial Services, BISYS Fund Services, (Nov. 1997-present); Registration and Compliance Officer, BISYS Fund Services (April 1996 through Nov. 1997); Vice President and Audit Director, Chase Global Fund Services (Sept. 1995 through April 1996); Vice President and Audit Director, Mutual Fund Service Company, a subsidiary of U.S. Trust Company of New York (1989 through Sept. 1995).

         Trustees of the Trust who are not officers or employees of the Trust, BISYS, The Asset Management Group of Bank of Hawaii or its Sub-Advisers are entitled to receive from the Trust a quarterly retainer and a fee for each Board of Trustees meeting attended. All Trustees are reimbursed for all reasonable out-of-pocket expenses relating to attendance at meetings. The following table sets forth the aggregate compensation paid by the Trust to the Trustees who are not officers and employees of the Trust, BISYS, The Asset Management Group of Bank of Hawaii or its sub-advisers and the aggregate compensation paid to such Trustees by all investment companies (including the Trust) advised by The Asset Management Group of Bank of Hawaii for the periods indicated.



                                                                                         TOTAL COMPENSATION
                             AGGREGATE           PENSION OR                               FROM TRUST AND
                           COMPENSATION           RETIREMENT                                 OTHER FUNDS
                               FROM          BENEFITS ACCRUED AS   ESTIMATED BENEFITS        ADVISED BY
   NAME OF TRUSTEE           TRUST(1)       PART OF FUND EXPENSES   UPON RETIREMENT     PACIFIC CENTURY (2)

Richard W.                    $16,750                None                  None                $51,808
   Gushman II
Stanley W. Hong               $16,750                None                  None                $53,355
Russell K. Okata              $16,750                None                  None                $51,711
Douglas Philpotts             $16,750                None                  None                $47,347
Oswald K. Stender             $16,750                None                  None                $51,250


(1)      Provided for the fiscal year ended July 31, 1999.

(2) Provided for the calendar year ended December 31, 1998. In addition to the Trust, each of the Trustees served on the boards of one other investment company advised by The Adviser, comprising four separate funds.

         Officers, trustees, directors, employees and retired employees of the Trust, The Asset Management Group of Bank of Hawaii and its affiliates, and BISYS and its affiliates, and their spouses and children, may purchase Class A shares of the Funds with no sales charge, as the Board of Trustees believes that sales to such persons do not involve the normal types of sales efforts associated with distribution of the Trust's shares. In addition, from time to time Bank of Hawaii may enter into normal investment management, commercial banking and lending arrangements with one or more of the Trustees of the Trust and their affiliates. It currently has such arrangements with Mr. Gushman and certain of his affiliated companies.

INVESTMENT ADVISER


         Pursuant to an Investment Advisory Agreement (the "Advisory Agreement"), the Short Government Fund and other Funds are advised by The Asset Management Group of Bank of Hawaii. Subject to the supervision of the Board of Trustees, the Adviser provides a continuous investment program for the Short Government Fund, including investment research and management with respect to all securities and investments and cash equivalents in the Fund. The Adviser provides services under the Advisory Agreement in accordance with the Fund's investment objectives, policies, and restrictions.

         For its services under the Advisory Agreement, The Asset Management Group of Bank of Hawaii receives compensation from each Fund based on a percentage of the Fund's average daily net assets. The rate of advisory fees payable by the Short Government Fund to Pacific Century is set forth in the prospectus. For the fiscal years ended July 31, 1999, July 31, 1998 and July 31, 1997, the Adviser received total fees from the Trust as follows(1):


FOR THE FISCAL
YEAR ENDED          TOTAL FEES EARNED        TOTAL FEES WAIVED
--------------      -----------------        -----------------
JULY 31, 1999         $10,091,967.00           $1,162,724.00
JULY 31, 1998         $ 7,448,061.00           $  653,304.00
JULY 31, 1997         $ 5,502,210.00           $   55,718.00


(1) The fees shown above do not include investment advisory fees paid by The Ultra Short Government Fund as it has not commenced operations.

         The Advisory Agreement provides that The Asset Management Group of Bank of Hawaii will not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the performance of the Advisory Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations and duties under the Advisory Agreement.


         The Advisory Agreement will continue in effect with respect to the Fund provided the continuance is approved annually (i) by the holders of a majority of the Fund's outstanding voting securities or by the Trust's Board of Trustees and (ii) by a majority of the Trustees of the Trust who are not parties to the Advisory Agreement or "interested persons" (as defined in the 1940 Act) of any such party. The Advisory Agreement may be terminated with respect to the Fund on 60 days' written notice by either party and will terminate automatically if assigned.


         The Asset Management Group of Bank of Hawaii has advised the Trust that the Adviser should be able to perform the services contemplated by the Advisory Agreement without violation of the Glass-Steagall Act. However, there are no controlling judicial or administrative interpretations or decisions, and future judicial or administrative interpretations of, or decisions relating to, present federal or state statutes and regulations relating to the permissible activities of banks and their subsidiaries or affiliates, as well as future changes in federal or state statutes and regulations and judicial or administrative decisions or interpretations thereof, could prevent Pacific Century from continuing to perform, in whole or in part, such services. If the Adviser were prohibited from performing any of such services, the Trust expects that new agreements would be entered into with another entity or entities qualified to perform such services.


         From time to time, the Fund, to the extent consistent with its investment objectives, policies and restrictions, may invest in securities of companies with which the Adviser has a lending relationship.


ADMINISTRATOR AND DISTRIBUTOR

         Under its Administration Agreement with the Trust, BISYS Fund Services Ohio, Inc. ("BISYS Ohio") furnishes the Trust with office facilities, together with those ordinary clerical and bookkeeping services that are not being furnished by Pacific Century. BISYS and BISYS Ohio are each a wholly-owned subsidiary of The BISYS Group, Inc. For expenses assumed and services provided as administrator pursuant to the Administration Agreement, BISYS Ohio is entitled to receive a fee from the Fund, computed daily and paid monthly, at an annual rate equal to 0.20% of the average daily net assets of the Fund. BISYS served the Trust as administrator under the predecessor to the current Administration Agreement. For the fiscal years ended July 31, 1999, July 31, 1998, and July 31, 1997, BISYS received fees from the Trust of $2,270,758, $1,740,470 and $1,311,563, respectively.

         The Administration Agreement contains provisions limiting the liability of BISYS Ohio and requiring its indemnification by the Trust similar to those in the Advisory Agreement. The Administration Agreement will continue in effect until December 31, 2001, and from year to year thereafter, unless terminated at any time by either party for cause (as defined in the Agreement), or at the end of any such period, on 60 days' written notice. If the Agreement is terminated by the Trust prior to the end of any such period for any reason other than cause, the Trust is required to make a one-time liquidated damages payment to BISYS Ohio equal to the lesser of one year's fees or the fees due for the balance of the term.

         The Trust has also retained BISYS Ohio to provide the Trust with certain fund accounting services pursuant to a Fund Accounting Agreement. For services provided under the Agreement, BISYS Ohio is entitled to receive a fee from each Fund, computed and paid monthly, at an annual rate equal to 0.03% of the average daily net assets of the Fund up to $300 million, 0.025% of the next $250 million of average daily net assets, and 0.02% of the Fund's average daily net assets in excess of $550 million. The term of the Agreement, and its provisions regarding termination, limitation of liability, and indemnification, are similar to those of the Trust's Administration Agreement with BISYS Ohio.

         For the fiscal years ended July 31, 1999, July 31, 1998 and July 31, 1997 BISYS Ohio received fund accounting fees of $492,029, $389,116 and $283,253 from the Trust.

         BISYS Fund Services Limited Partnership d/b/a/ BISYS Fund Services ("BISYS") has also entered into a Distribution Agreement with the Trust pursuant to which it engages in a continuous distribution of shares of the Funds. For its services, BISYS is entitled to a distribution fee, as set forth in the Distribution and Shareholder Service Plans for each of the Class A and Class B shares ("Class A Distribution Plan" and "Class B Distribution Plan," respectively). The Class A Distribution Plan and the Class B Distribution Plan have been adopted pursuant to Rule 12b-1 under the 1940 Act. See "Distribution and Shareholder Service Plans" below.

         Pursuant to the Distribution Agreement, BISYS has agreed to use appropriate efforts to solicit orders for sales of shares of the Funds, but is not obligated to sell and specified number of shares. The Distribution Agreement contains provisions with respect to renewal and termination similar to those in the Advisory Agreement. Pursuant to the Distribution Agreement, the Trust has agreed to indemnify BISYS to the extent permitted by applicable law against certain liabilities under the Securities Act and the 1940 Act.

         BISYS Ohio and Cantor Fitzgerald & Co. have also entered into a Securities Lending Agreement with the Trust, pursuant to which BISYS Ohio provides certain administrative services in connection with the Trust's securities lending program, which is implemented through Cantor Fitzgerald as lending agent. Pursuant to the Agreement, the Trust pays BISYS Ohio 35% of the total monthly earnings derived from the lending program, and BISYS Ohio pays Cantor Fitzgerald's fees.

         As of the date of this Statement of Additional Information the Trust's lending program has not commenced operations. Pursuant to the Securities Lending Agreement, the Trust has agreed to indemnify BISYS Ohio against certain liabilities other than those arising as a result of its gross negligence or willful misconduct.

TRANSFER AGENT

         BISYS Fund Services, Inc., also a wholly-owned subsidiary of The BISYS Group, Inc., serves as Transfer Agent for the Short Government Fund.

CODE OF ETHICS

         The Board of Trustees of the Trust has adopted a Code of Ethics under Rule 17j-1 of the Investment Company Act (the"Code"). The Code restricts the investing activities of Trust officers, Trustees and advisory persons and, as described below, imposes additional, more onerous restrictions on investment personnel.

         All persons covered by the Code are required to preclear any personal securities investment (with limited exceptions, such as government securities) and must comply with ongoing requirements concerning recordkeeping and disclosure of personal securities investments. The preclearance requirement and associated procedures are designed to identify any prohibition or limitation applicable to a proposed investment. In addition, all persons covered by the Code are prohibited from purchasing or selling any security which, to such person's knowledge, is being purchased or sold (as the case maybe), or is being considered for purchase or sale, by the Funds. Investment personnel are subject to additional restrictions such as a ban on acquiring securities in an initial public offering, "blackout periods" which prohibit trading by investment personnel of the Funds within periods of trading by the Funds in the same security and a ban on short-term trading in securities.


                   DISTRIBUTION AND SHAREHOLDER SERVICE PLANS

         The Trust has adopted for the Class A and Class B shares of the Short Government Fund the Class A Distribution Plan and the Class B Distribution Plan under Section 12(b) of the 1940 Act and Rule 12b-1 thereunder. The Class A Distribution Plan and the Class B Distribution Plan of the Fund were adopted by the Board of Trustees, including a majority of the trustees who were not "interested persons" (as defined in the 1940 Act) of the Fund and who had no direct or indirect financial interest in the operation of the Distribution Plans or in any agreement related to the Distribution Plans (the "Qualified Trustees").

         The Board of Trustees approved the Plans to stimulate sales of shares of the Fund in the face of competition from a variety of other investment companies and financial products, in view of the potential advantages to shareholders of the Fund of continued growth of the asset base of the Fund, including greater liquidity, more investment flexibility and achievement of greater economies of scale.


         The Class A Distribution Plan provides that BISYS is entitled to receive from the Fund a fee in an amount not to exceed on an annual basis 0.75% of the average daily net asset value of the Fund attributable to the Fund's Class A shares. The Class B Distribution Plan provides that BISYS is entitled to receive from the Fund a fee in an amount not to exceed on an annual basis 1.00% of the average daily net asset value of the Fund attributable to the Fund's Class B shares. The distribution fee compensates BISYS for the following: (a) payments BISYS makes to banks and other institutions and industry professionals, such as broker/dealers, including the Adviser, BISYS and their affiliates or subsidiaries, pursuant to agreements in connection with providing sales and/or administrative support services to the holders of a Fund's Class A and Class B shares; and (b) payments to financial institutions and industry professionals (such as insurance companies, investment counselors, and BISYS' affiliates and subsidiaries) for distribution services provided and expenses assumed in connection with distribution assistance, including, but not limited to, printing and distributing prospectuses to persons other than current Class A and Class B shareholders of the Fund, printing and distributing advertising and sales literature and reports to Class A and Class B shareholders in connection with the sale of the Fund's shares, and providing personnel and communication equipment used in servicing shareholder accounts and prospective Class A and Class B shareholder inquiries.

         Until further notice, BISYS voluntarily intends to waive a portion of the Class A distribution fee for the current fiscal year to limit the fee to 0.25% of the average daily net assets value attributed to Class A shares on an annual basis. The distribution fees are paid to BISYS only to compensate or reimburse it for actual payments or expenses incurred as described above. The distribution fees paid by the Funds to BISYS for services provided under the Class A and Class B Distribution Plans for the fiscal year ended July 31,1999, restated to reflect fee waivers, were as follows: Class A, $15,522 retained by BISYS and $73,446 paid to others; Class B, $13,856 retained by BISYS and $93,211 paid to others.

         The Class A Distribution Plan and Class B Distribution Plan will continue in effect from year to year if such continuance is approved by a majority vote of both the Trustees of the Trust and the Qualified Trustees. Each Distribution Plan may be terminated at any time with respect to the Fund, without payment of any penalty, by a vote of a majority of the outstanding voting securities of the appropriate class of the Fund. A Distribution Plan may not be amended to increase materially the amounts payable thereunder by the Fund without the approval of a majority of the outstanding voting securities of the appropriate class of the Fund, and no material amendment to the Distribution Plans may be made except by a majority of both the Trustees of the Trust and the Qualified Trustees.


                              CALCULATION OF YIELD


YIELD

         The Short Government Fund may advertise certain yield information. As and to the extent required by the Commission, yield will be calculated based on a 30-day (or one month) period, computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:

                 YIELD =  2[(     a-b      ) to the 6th power - 1]
                                  ---
                                  cd

where a = dividends and interest earned during the period; b = expenses accrued for the period (net of reimbursements); c = the average daily number of shares outstanding during the period that were entitled to receive dividends; and d = the maximum offering price per share on the last day of the period. The net investment income of the Fund includes actual interest income, plus or minus amortized purchase discount (which may include original issue discount) or premium, less accrued expenses. Realized and unrealized gains and losses on portfolio securities are not included in the Fund's net investment income. For purposes of sales literature, yield on Class A shares also may be calculated on the basis of the net asset value per share rather than the public offering price, provided that the yield data derived pursuant to the calculation described above also are presented.

         The tax-equivalent yield for the Fund also may be computed by dividing that portion of the yield of the Fund which is tax-exempt by one minus a stated income tax rate and adding the product to that portion, if any, of the yield of the Fund that is not tax-exempt.

         The yields for the Fund will fluctuate from time to time, unlike bank deposits or other investments that pay a fixed yield for a stated period of time, and do not provide a basis for determining future yields since they are based on historical data. Yield is a function of portfolio quality, composition, maturity and market conditions as well as the expenses allocated to the Funds.

         In addition, investors should recognize that changes in the net asset values of shares of the Fund will affect the yields of the Fund for any specified period, and such changes should be considered together with the Fund's yield in ascertaining the Fund's total return to shareholders for the period. Yield information for the Fund may be useful in reviewing the performance of the Funds and for providing a basis for comparison with investment alternatives. The yield of the Fund, however, may not be comparable to the yields from investment alternatives because of differences in the foregoing variables and differences in the methods used to value portfolio securities, compute expenses and calculate yield.

OTHER INFORMATION

         From time to time, the Trust may include the following types of information in advertisements, supplemental sales literature and reports to shareholders: (1) discussions of general economic or financial principles (such as the effects of compounding and the benefits of dollar-cost averaging); (2) discussions of general economic trends; (3) presentations of statistical data to supplement such discussions; (4) descriptions of past or anticipated portfolio holdings for the Fund; (5) descriptions of investment strategies for the Fund;
(6) descriptions or comparisons of various savings and investment products (including, but not limited to, insured bank products, annuities, qualified retirement plans and individual stocks and bonds), which may or may not include the Fund; (7) comparisons of investment products (including the Fund) with relevant market or industry indices or other appropriate benchmarks; (8) discussions of Fund rankings or ratings by recognized rating organizations; and
(9) testimonials describing the experience of persons that have invested in the Fund. The Trust may also include calculations, such as hypothetical compounding examples, which describe hypothetical investment results in such communications. Such performance examples will be based on an express set of assumptions and are not indicative of the performance of the Fund.

         From time to time, the Trust may also quote the Fund's performance in advertising and other types of literature as compared to the performance of the S&P 500 Index, the Dow Jones Industrial Average, indices of bonds, stocks or government securities, and other mutual funds or mutual fund portfolios with comparable investment objectives and policies. This information may be based on data relating to various mutual fund or market indices such as those prepared by Dow Jones & Co., Inc. and Standard & Poor's Corporation or data prepared by Lipper. Comparisons may also be made to indices or data published in Money Magazine, Forbes, Barron's, The Wall Street Journal, The New York Times, Business Week, American Banker, Institutional Investor, Pensions and Investments, USA Today, Fortune, CDA/Wiesenberger, Ibbotson Associates, Inc., Morningstar and local newspapers and periodicals.

         The S&P 500 Index and the Dow Jones Industrial Average are unmanaged indices of selected common stock prices. The investment results of the Fund also may be compared, in reports and promotional literature, to the performance of the Consumer Price Index, the Salomon One Year Treasury Benchmark Index, the Ten Year U.S. Government Bond Average, S&P's Corporate Bond Yield Averages, the Schabacker Investment Management Indices, the Salomon Brothers High Grade Bond Index, the Lehman Brothers Long-Term High Quality Government/Corporate Bond Index, the Lehman Brothers 20+ Treasury Index, the Lehman Brothers 5-7 Year Treasury Index, and Bank Averages (which are calculated from figures supplied by the U.S. League of Savings Institutions based on effective annual rates of interest on both passbook and certificate accounts). This comparative performance could be expressed as a ranking prepared by Lipper Analytical Services, Inc., CDA/Wiesenberger or Morningstar, Inc., independent services which monitor the performance of mutual funds. The Fund's performance will be calculated by relating net asset value per share at the beginning of a stated period to the net asset value of the investment, assuming reinvestment of all gains distributions and dividends paid, at the end of the period. Any such comparisons may be useful to investors who wish to compare a Fund's past performance with that of its competitors. Of course, past performance cannot be a guarantee of future results.

         The Trust also may discuss in advertising and other types of literature that the Fund has been assigned a rating by an NRSRO such as Standard & Poor's Corporation. Such rating would assess the creditworthiness of the investments held by the Fund. The assigned rating would not be a recommendation to purchase, sell or hold the Fund's shares since the rating would not comment on the market price of the Fund's shares or the suitability of the Fund for a particular investor. In addition, the assigned rating would be subject to change, suspension or withdrawal as a result of changes in, or unavailability of, information relating to the Fund or its investments. The Trust may compare the Fund's performance with other investments which are assigned ratings by NRSROs. Any such comparisons may be useful to investors who wish to compare the Fund's past performance with other rated investments.

                        DETERMINATION OF NET ASSET VALUE

         Net asset value per share of the Class A, Class B and Class Y shares for the Short Government Fund is determined on each day that the New York Stock Exchange (the "Exchange") is open for trading and any other day (other than a day on which no Shares of the Fund are tendered for redemption and no order to purchase shares is received) during which there is sufficient trading in the Fund's portfolio securities that the Fund's net asset value per share might be materially affected. The Exchange is closed on the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, Christmas Day and Good Friday.

         Securities for which market quotations are available are valued at latest reported prices. Securities for which the primary market is a national securities exchange or the National Association of Securities Dealers Automated Quotations National Market System are valued at last reported sale prices. In the absence of any sale of such securities on the valuation date and in the case of other securities, including U.S. Government securities but excluding money market instruments maturing in 60 days or less, the valuations are based on the mean between the bid and asked prices. Money market instruments and other debt securities maturing in 60 days or less are valued at amortized cost. The assets of the Fund, other than debt securities maturing in 60 days or less, are valued at the mean between the bid and asked prices.


         In all cases, bid prices are furnished by reputable independent pricing services approved by the Board of Trustees. Prices provided by an independent pricing service may be determined without exclusive reliance on quoted prices and may take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. All other securities and other assets of the Fund for which current market quotations are not readily available are valued at fair value as determined in good faith by the Adviser in accordance with procedures adopted by the Trustees and subject to ratification by the Trustees. If the Adviser is unable to make such a determination in accordance with such procedures, the securities and assets will be valued at fair value as determined in good faith by the Trustees.



                               PURCHASE OF SHARES

         Reference is made to "Purchasing and Adding to Your Shares" in the Prospectuses for certain information as to the purchase of Short Government Fund shares. The various sales charge reductions and waivers described in the Prospectuses have been implemented to reflect the economies of scale associated with distribution activities as the amount of a sale increases, and to reflect the lower level of such activities necessary for sales to persons who are members of organized groups, participants in retirement plans, or associated with the Trust and its affiliates.

         Various sales charge reductions are available to certain qualified groups. A qualified group is a group or association or a category of purchasers which (i) is represented by a fiduciary, professional or other representative (other than a registered broker-dealer); (ii) satisfies uniform criteria which enable the Distributor to realize economies of scale in its costs of distributing shares; (iii) gives its endorsement or authorization to an investment program to assist solicitation of its membership by a broker or dealer; and (iv) complies with the conditions of purchase in any agreement entered into between the Trust and the group, representative or broker or dealer. At the time of purchase, you must furnish the Transfer Agent, either directly or through a broker or dealer, with information sufficient to permit it to verify that the purchase qualifies for a reduced sales charge.

         The Fund offers three classes of shares: Shares of Class A are sold with an initial sales charge, shares of Class B are sold with a contingent deferred sales charge ("CDSC") and shares of Class Y are sold to eligible investors without a sales charge. Class A and Class B shares each have exclusive voting rights with respect to the Rule 12b-1 distribution plan adopted with respect to such Class. Class B shares automatically convert to Class A shares after approximately eight years.

CLASS Y SHARES

         Class Y shareholders of the Fund who terminate their qualified trust account, employee benefit account or other qualifying relationship with an institution are no longer eligible to make additional investments in the Fund's Class Y shares. The Board of Trustees has approved an automatic conversion feature whereby Class Y shares held by shareholders who have terminated their qualifying relationship on or after February 15, 1997 will be converted to Class A shares of the Fund on the basis of the relative net asset values of the shares of the two classes on the conversion date, without incurring any fee, sales load or other charge. As Class A shareholders in the Fund, such former Class Y shareholders will be able to reinvest dividends and distributions relating to their shareholdings, but will be subject to the higher expenses associated with Class A shares. A conversion of Class Y shares for Class A shares will be a tax-free transaction for any Class Y shareholder involved in such conversion. Class Y shareholders who plan to terminate their qualified trust account, employee benefit account or other qualifying relationship and who do not wish to have their holdings converted to Class A shares may redeem their shares.

         Class Y shareholders whose qualified trust account, employee benefit account or other qualifying relationship was terminated prior to February 15, 1997 are permitted to remain as Class Y shareholders. However, such shareholders may not make additional purchases of Class Y shares, nor may they reinvest dividends and distributions in respect of their Class Y shareholdings.

SPECIMEN PRICE MARK-UP

         Under the current distribution arrangements between the Fund and the Distributor, Class A shares of the Short Government Fund are sold at a maximum sales charge of 1.75%. Class B and Class Y shares are sold at net asset value. Using the Short Government Fund's initial net asset value, an example of the determination of the maximum offering price of the Fund's shares is as follows:

         Class A
         Net asset value........................................                $10.00
         Maximum sales charge (1.75% of offering price)                            .17

         Offering price to public...............................                $10.17
                                                                                ======

         Class B
         Net asset value and offering price to public...........                $10.00
                                                                                ======

         Class Y
         Net asset value and offering price to public...........                $10.00
                                                                                ======


                              REDEMPTION OF SHARES


         The Trust will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. The Trust uses the following procedures to process telephone redemptions: (1) obtaining some or all of the following information: account number, name(s), social security number registered to the account, and personal identification; (2) recording all telephone transactions; and (3) sending written confirmation of each transaction to the registered owner.


REDEMPTION IN KIND


         The Trust intends to pay in cash for all shares of the Fund redeemed, but the Trust reserves the right to make payment wholly or partly in shares of readily marketable investment securities. In such cases, a shareholder may incur brokerage costs in converting such securities to cash. However, the Trust has elected to be governed by the provisions of Rule 18f-1 under the 1940 Act, pursuant to which it is obligated to pay in cash all request for redemptions by any shareholder of record, limited in amount with respect to each shareholder during any 90-day period to the lesser of $250,000 or 1% of the net asset value of the Trust at the beginning of such period.

                             PORTFOLIO TRANSACTIONS


         The Trust has no obligation to deal with any broker-dealer or group of broker-dealers to execute transactions in its portfolio securities. In connection with its duties to arrange for the purchase and sale of the Short Government Fund's portfolio securities, the Adviser selects such broker-dealers ("Broker-Dealers") as will, in its judgment, implement the policy of the Trust to achieve quality execution at the most favorable prices through responsible Broker-Dealers, and in the case of agency transactions, at competitive commission rates. The Adviser and deals directly with the selling or purchasing principal or market maker without incurring brokerage commissions unless if determines that better price or execution may be obtained by paying such commissions.

         In allocating transactions to Broker-Dealers, the Adviser is authorized to consider, in determining whether a particular Broker-Dealer will provide best execution, the Broker-Dealer's reliability, integrity, financial condition and risk in positioning the securities involved, as well as the difficulty of the transaction in question, and thus need not pay the lowest spread or commission where it is believed that another Broker-Dealer would offer greater reliability or provide a better price or execution. In addition, the Adivser has adopted a brokerage allocation policy in reliance on Section 28(e) of the Securities and Exchange Act of 1934, permitting it to cause the Fund to pay commission rates in excess of those another Broker-Dealer would have charged if the Adviser determines in good faith that the amount of commission is reasonable in relation to the value of the brokerage and research services provided by the Broker-Dealer, viewed either in terms of the particular transaction or the Adviser's overall responsibilities as to the accounts over which it exercises investment discretion. Such research may be in written form or through direct contact with individuals and may include quotations on portfolio securities and information on particular issuers and industries, as well as on market, economic or institutional activities. If, on the foregoing basis, the transaction in question could be allocated to two or more Broker-Dealers, the Adviser is authorized, in allocating portfolio trades, to consider whether a Broker-Dealer has sold shares of the Trust or any other investment company or companies having The Asset Management Group of Bank of Hawaii as its investment adviser or having the same administrator or principal underwriter as the Trust.

         Each year, the Adviser assesses the contribution of the brokerage and research services provided by the Broker-Dealers, and attempts to allocate a portion of its brokerage business in response to these assessments. Research analysts, counselors, and various investment committees each seek to evaluate the brokerage and research services they receive from Broker-Dealers and make judgments as to the level of business which would recognize such services. In addition, Broker-Dealers sometimes suggest a level of business they would like to receive in return for the various brokerage and research services they provide. Actual brokerage received by any firm may be less than the suggested allocations but can, and often does, exceed the suggestions, because the total business is allocated on the basis of all the considerations described above. In no case is a Broker-Dealer excluded from receiving business from the Adviser because it has not been identified as providing research services.


         Purchases and sales of debt securities are usually principal transactions. The Fund may also purchase portfolio securities in underwritten offerings and may purchase securities directly from the issuer. Generally, debt securities, taxable money market securities and over the counter equities are traded on a net basis and do not involve brokerage commissions. The cost of executing these securities transactions will consist primarily of dealer spreads and underwriting commissions.

         Purchases and sales of equity securities on a securities exchange are effected through brokers who charge a negotiated commission for their services. In the over-the-counter market, securities are generally traded on a "net" basis with dealers acting as principal for their own accounts without a stated commission, although the price of the security usually includes a profit to the dealer. In underwritten offerings, securities are purchased at a fixed price that includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount.


         Although the Adviser makes investment decisions for the Trust independently from those of its other accounts, investments of the kind made by the Fund may often also be made by such other accounts. When the Adviser buys or sells the same security at substantially the same time on behalf of the Funds and one or more other accounts managed by the Adviser, it allocates available investments by such means as, in its judgment, result in fair treatment. The Adviser aggregates orders for purchases and sales of securities of the same issuer on the same day among the Fund and its other managed accounts, and the price paid to or received by the Fund and those accounts is the average obtained in those orders. In some cases, such aggregation and allocation procedures may affect adversely the price paid or received by the Fund or the size of the position purchased or sold by the Fund.


         As a result of its investment policies, the Fund may engage in a substantial number of portfolio transactions. Accordingly, while the Fund anticipates that its annual portfolio turnover rate should not exceed 100% under normal conditions, it is impossible to predict portfolio turnover rates. A high turnover rate for the Fund's portfolio involves correspondingly greater transaction costs in the form of dealer spreads and brokerage commissions, which are borne directly by the Fund. The portfolio turnover rate will not be a limiting factor when Pacific Century deems portfolio changes appropriate.


                      FEDERAL AND HAWAIIAN TAX INFORMATION

         The Prospectus describes generally the federal and certain Hawaiian tax treatment of distributions by the Short Government Fund. This section of the SAI includes certain additional information concerning federal and Hawaiian income taxes.

FEDERAL TAX INFORMATION

         Qualification as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code") generally requires, among other things, that (a) at least 90% of the Fund's annual gross income be derived from interest, payments with respect to securities loans, dividends, gains from the sale or other disposition of securities or options thereon, and certain related income; and (b) the Fund diversifies its holdings so that, at the end of each quarter of the taxable year, (i) at least 50% of the market value of the Fund's assets is represented by cash, U.S. Government securities, securities of other regulated investment companies and other securities limited in respect of any one issuer to an amount not greater than 5% of the Fund's assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. Government securities and the securities of other regulated investment companies), or of two or more issuers which the Fund controls (i.e., owns, directly or indirectly, 20% of the voting stock) and which are determined to be engaged in the same or similar trades or businesses or related trades or businesses. As a regulated investment company, the Fund will not be subject to federal income tax on its net investment income and net capital gains distributed to its shareholders, provided that it distributes to its shareholders at least 90% of their net investment income and tax-exempt income earned in each year.

         A 4% nondeductible excise tax will be imposed on the Fund to the extent it does not meet certain minimum distribution requirements on a calendar year basis. This excise tax would not apply to tax-exempt income of the Fund. For this purpose, any income or gain retained by the Fund that is subject to tax will be considered to have been distributed by year-end. In addition, dividends and distributions declared payable as of a date in October, November or December of any calendar year are deemed under the Code to have been received by the shareholders on December 31 of that calendar year (and also will be taxable to shareholders in such year) if the dividend is actually paid in the following January. The Fund intends to distribute substantially all of its net investment income and net capital gains and, thus, expects not to be subject to the excise tax.

         Gains or losses on sales of portfolio securities by the Fund will be long-term capital gains or losses if the securities have been held by it for more than one year, except in certain cases where the Fund acquires a put or writes a call thereon or otherwise engages in a transaction that "tolls" the Fund's holding period. Other gains or losses on the sale of securities will be short-term capital gains or losses. The amount of tax payable by an individual or corporation will be affected by a combination of tax laws covering, for example, deductions, credits, deferrals, exemptions, sources of income and other matters.

         A capital gains distribution or dividend will be a return of invested capital to the extent the net asset value of an investor's shares is thereby reduced below his or her cost, even though the distribution would be taxable to the shareholder. A redemption of shares by a shareholder under these circumstances could result in a capital loss for federal income tax purposes.

         If a shareholder exchanges or otherwise disposes of shares of the Fund within 90 days of having acquired such shares, and if, as a result of having acquired those shares, the shareholder subsequently pays a reduced sales charge for shares of the Fund, or of a different fund, the sales charge previously incurred acquiring the Fund's shares will not be taken into account (to the extent such previous sales charges do not exceed the reduction in sales charges) for the purpose of determining the amount of gain or loss on the exchange, but will be treated as having been incurred in the acquisition of such other shares.

         Any loss realized on a redemption or exchange of shares of the Fund will be disallowed to the extent shares are reacquired within the 61-day period beginning 30 days before and ending 30 days after the shares are disposed of.

CLASS B SHAREHOLDERS

         No gain or loss will be recognized by a shareholder upon the conversion of Class B shares to Class A shares.

FOREIGN SHAREHOLDERS

         Under the Code, distributions of net investment income (including distributions of short-term capital gains) by the Fund to a nonresident alien individual, nonresident alien fiduciary of a trustor estate, foreign corporation, or foreign partnership (a "foreign shareholder") will be subject to U.S. withholding tax (at the rate of 30% or a lower treaty rate). Withholding will not apply if a dividend paid by the Fund to a foreign shareholder is "effectively connected" with a U.S. trade or business, in which case the reporting and withholding requirements applicable to U.S. citizens or domestic corporations will apply. Distributions of net capital gains derived by non-resident aliens or foreign entities that are not effectively connected with a U.S. trade or business are not subject to tax withholding, but in the case of a foreign shareholder who is a nonresident alien individual, such distributions ordinarily will be subject to U.S. income tax if the individual is physically present in the U.S. for more than 182 days during the taxable year (in which case the individual may be treated as a U.S. resident in any event).

FEDERAL TAX INFORMATION

         The portion of total dividends paid by the Fund with respect to any taxable year that qualifies for exclusion from gross income ("exempt-interest dividends") will be the same for all shareholders of the Fund receiving dividends during such year. In order for the Fund to pay exempt-interest dividends during any taxable year, at the close of each fiscal quarter at least 50% of the aggregate value of the Fund's assets must consist of tax-exempt securities. In addition, the Fund must distribute 90% of the aggregate interest excludable from gross income (net of non-deductible expenses) and 90% of the investment company taxable income earned by it during the taxable year. Within 60 days after the close of its taxable year, the Fund will notify its shareholders of the portion of the dividends paid with respect to such taxable year which constitutes exempt-interest dividends. The aggregate amount of dividends so designated cannot exceed the excess of the amount of interest excludable from gross income under Section 103(a) of the Code received by such Fund during the taxable year over any amounts disallowed as deductions under Sections 265 and 171(a)(2) of the Code. In addition, market discount earned on tax-exempt obligations will not qualify as tax-exempt income.


         The Fund may be invested from time to time in obligations of U.S. Government agencies, the interest from which will be subject to federal income taxation when distributed to shareholders as dividends.


         The Code treats interest on private activity bonds, as defined therein, as an item of tax preference subject to an alternative minimum tax on individuals and corporations at the applicable tax rates. Further, exempt-interest dividends are includable in adjusted current earnings in calculating corporate alternative minimum taxable income. Except for temporary defensive purposes, the Fund will not invest in the types of Municipal Obligations which would give rise to interest that would be treated as a preference subject to alternative minimum taxation if more than 20% of its net assets would be so invested, and may refrain from investing in that type of bond completely.

         In addition, any loss realized by a shareholder upon the sale or redemption of shares of the Fund held less than six months is disallowed to the extent of any exempt-interest dividends received by the shareholder.

         Shareholders who may be "substantial users" (or related persons of substantial users) with respect to municipal securities held by the Fund should consult their tax advisers to determine whether exempt-interest dividends paid by the Fund with respect to such obligations retain their federal exclusions.

HAWAIIAN TAX INFORMATION

         The Fund, and dividends and distributions made by the Fund to Hawaii residents, will generally be treated for Hawaii income tax purposes in the same manner as they are treated under the Code for federal income tax purposes. If at the close of each quarter of the Fund's taxable year at least 50% of the value of its total assets consists of obligations the interest on which, if such obligations were held by an individual, would be exempt from Hawaii personal income tax (under either the laws of Hawaii or of the United States), the Fund will be entitled to pay dividends to its shareholders which will be exempt from Hawaii personal income tax. Similar exemptions may be available in other states with regard to the portion of tax-exempt dividends attributable to interest exempt from state taxation under federal law. Under Hawaii law, however, interest derived from obligations of states (and their political subdivisions) other than Hawaii will not be exempt from Hawaii income taxation. (Interest derived from bonds or obligations issued by or under the authority of the following is exempt from Hawaii income taxation: Guam, Northern Mariana Islands, Puerto Rico, and the Virgin Islands.)

         The Fund may be invested from to time in obligations of U.S. Government agencies, the interest from which may or may not be subject to Hawaii income taxation when distributed to the shareholders as dividends, depending on which agency issued the obligations.

         Interest on Hawaiian Municipal Obligations, tax-exempt obligations of states other than Hawaii and their political subdivisions, and obligations of the United States or its possessions is not exempt from the Hawaii franchise tax. This tax applies to banks, building and loan associations, industrial loan companies, financial corporations, and small business investment companies.

         Persons or entities who are not Hawaii residents should not be subject to Hawaii income taxation on dividends and distributions made by the Trust but will be subject to other state and local taxes.

OTHER MATTERS

         Investors should be aware that the investments to be made by the Fund may involve sophisticated tax rules such as the original issue discount rules that would result in income or gain recognition by the Fund without corresponding current cash receipts. Although the Fund will seek to avoid significant noncash income, such noncash income could be recognized by the Fund, in which case the Fund may distribute cash derived from other sources in order to meet the minimum distribution requirements described above.

         Shares of the Fund would not be suitable for tax-exempt institutions and may not be suitable for retirement plans qualified under Section 401 of the Code, H.R.10 plans and IRAs since such plans and accounts are generally tax-exempt and, therefore, would not benefit from the exempt status of dividends from the Fund. Such dividends would be ultimately taxable to the beneficiaries when distributed to them.


                               GENERAL INFORMATION


CAPITALIZATION

         The Trust was organized as a Massachusetts business trust on October 30, 1992, and currently consists of thirteen separately managed series. The Board of Trustees may establish additional series in the future. Each series has unlimited transferable shares of beneficial interest, with no par value. When issued in accordance with the terms and procedures described in their respective Prospectuses, shares of the Short Government Fund are fully paid, non-assessable and freely transferable.

         Each series is comprised of three classes of shares -- Class Y, Class A, and Class B. The Classes generally have identical rights with respect to the series of which they are a part, but there are certain matters which affect one class but not another. Currently, the only such matters are the existence of Distribution and Shareholder Service Plans with respect to each of Class A and Class B shares but not Class Y shares, the absence of any sales load with regard to the purchase of the Class Y shares, and the fact that a salesperson or any other person entitled to receive compensation for selling or servicing Class A, Class B or Class Y shares may receive different compensation with respect to one such Class over the other Class in the same Fund. Class A and Class B shares have different sales charges and other expenses which may affect performance. The Trust has a Prospectus for Class Y shares and separate Prospectuses for Class A and B shares of various Funds. Prospectuses may be obtained by calling the telephone number listed on the first page of the Prospectus.

VOTING

         Shareholders have the right to vote on the election of Trustees and on any and all matters as to which, by law or the provisions of the Declaration of Trust of the Trust, they may be entitled to vote. All shares of the Trust have equal voting rights and will be voted in the aggregate, and not by class or series, except where voting by class or series is required by law or where the matter involved affects only one class or series.

         When certain matters affect one class but not another, the shareholders will vote as a class regarding such matters. Subject to the foregoing, on any matter submitted to a vote of shareholders, all shares then entitled to vote will be voted separately by Fund unless otherwise required by the 1940 Act, in which case all shares will be voted in the aggregate. For example, a change in the Fund's fundamental investment policies would be voted upon only by shareholders of the Fund. Additionally, approval of the advisory agreement is a matter to be determined separately by Fund. Approval by the shareholders of one Fund is effective as to that Fund whether or not sufficient votes are received from the shareholders of the other Funds to approve the proposal as to those Funds.

         As used in the Prospectus and in this SAI, the term "majority," when referring to approvals to be obtained from shareholders of the Short Government Fund, means the vote of the lesser of (i) 67% of the shares of the Fund represented at a meeting if the holders of more than 50% of the outstanding shares of the Fund are present in person or by proxy, or (ii) more than 50% of the outstanding shares of the Fund. The term "majority," when referring to the approvals to be obtained from shareholders of the Trust as a whole means the vote of the lesser of (i) 67% of the Trust's shares represented at a meeting if the holders of more than 50% of the Trust's outstanding shares are present in person or by proxy, or (ii) more than 50% of the Trust's outstanding shares. Shareholders are entitled to one vote for each full share held and fractional votes for fractional shares held.

         The Trust will dispense with annual meetings of shareholders in any year in which it is not required to elect Trustees under the 1940 Act. However, the Trust undertakes to hold a special meeting of its shareholders for the purpose of voting on the question of removal of a Trustee or Trustees if requested in writing by the holders of at least 10% of the Trust's outstanding voting securities, and to assist in communicating with other shareholders as required by Section 16(c) of the 1940 Act.

         Each share of a class of the Fund represents an equal proportional interest in the Fund with each other share of the same class and is entitled to such dividends and distributions out of the income earned on the assets belonging to that Fund as are declared in the discretion of the Trustees. In the event of the liquidation or dissolution of the Trust, shareholders of the Fund are entitled to receive the assets attributable to the Fund that are available for distribution, and a distribution of any general assets not attributable to a particular Fund that are available for distribution, in such manner and on such basis as the Trustees in their sole discretion may determine.

         Shareholders are not entitled to any preemptive rights. All shares, when issued, will be fully paid and non-assessable by the Trust.

SHAREHOLDER LIABILITY

         Under Massachusetts law, shareholders of the Short Government Fund could, under certain circumstances, be held personally liable for the obliga-tions of the Trust. However, the Trust's Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust. The Declaration of Trust provides for indemnification out of the Fund's property for any losses and expenses of any shareholder of the Fund held liable on account of being or having been a shareholder. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund would be unable to meet its obligations.

                                    CUSTODIAN

         Bank One Trust Company, N.A. ("Bank One") has been retained as Custodian for the Short Government Fund. The Custodian, among other things, maintains a custody account or accounts in the name of the Fund; receives and delivers all assets for the Fund upon purchase and upon sale or maturity; collects and receives all income and other payments and distributions on account of the assets of the Fund and pays all expenses of the Fund. For its services as Custodian, Bank One receives an asset-based fee.

                        INDEPENDENT AUDITORS AND COUNSEL


         Ernst & Young LLP serves as the independent auditors for the Trust. Ernst & Young LLP provides audit services, tax return preparation and assistance and consultation in connection with certain Commission filings. Its office is located at One Columbus, Suite 2300, 10 West Broad Street, Columbus, Ohio 43215.

         Paul, Hastings, Janofsky & Walker LLP serves as legal counsel for the Trust. Its office is located at 555 South Flower Street, Los Angeles, California 90071.

                             REGISTRATION STATEMENT

         The Trust's Registration Statement, including the Prospectus, the Statement of Additional Information and the exhibits filed therewith, may be examined at the office of the Commission in Washington, D.C. Statements contained in the Prospectus or the Statement of Additional Information as to the contents of any contract or other document referred to herein or in the Prospectus are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement, each such statement being qualified in all respects by such reference.

                                   APPENDIX A

                       RATINGS OF FIXED INCOME SECURITIES


         The following is a description of the investment grade ratings given by Moody's Investor Service, Inc. ("Moody's"), Duff & Phelps, Inc. ("D&P"), Fitch Investor Service ("Fitch"), Standard & Poor's Corporation ("S&P"), IBCA Limited("IBCA") and Thompson Bank Watch ("Thompson"), each an NRSRO, to corporate bonds and commercial paper.

CORPORATE BOND RATINGS

MOODY'S:

         Aaa - Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edged." Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         Aa - Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risk appear somewhat larger than in Aaa securities.

         A - Bonds rated A possess many favorable investment attributes, and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

         Baa - Bonds rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         Note: Moody's may apply numerical modifiers 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

S&P:

         AAA - This is the highest rating assigned by Standard &Poor's to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

         AA - Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.

         A - Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

         BBB - Bonds rated BBB are regarded as having an adequate capability to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in higher rated categories.

         Plus (+) or minus (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major ratings categories.

         Provisional ratings: The letter "p" indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood or risk of default upon failure of such completion. The investor should exercise judgment with respect to such likelihood and risk.

         L - The letter "L" indicates that the rating pertains to the principal amount of those bonds to the extent that the underlying deposit collateral is insured by the Federal Savings & Loan Insurance Corp. or the Federal Deposit Insurance Corp. and interest is adequately collateralized.

         * - Continuance of the rating is contingent upon Standard & Poor's receipt of an executed copy of the escrow agreement or closing documentation confirming investments and cash flows.

         NR - Indicates that no rating has been requested, that there is insufficient information on which to base a rating or that Standard & Poor's does not rate a particular type of obligation as a matter of policy.

D&P:

         AAA - Highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

         AA+, AA, AA- - High credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

         A+, A, A- - Protection factors are average but adequate. However, risk factors are more variable in periods of greater economic stress.

         BBB+, BBB, BBB - Below-average protection factors but still considered sufficient for prudent investment. Considerable variability in risk during economic cycles.

FITCH IBCA:

         AAA - Highest credit quality. "AAA" ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

         AA - Very high credit quality. "AA" ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

         A - High credit quality. "A" ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

         BBB - Good credit quality. "BBB" ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

          "+" or "-" may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the "AAA" long-term rating category, or to short-term ratings other than "F1".

         NR - indicates that Fitch IBCA does not rate the issuer or issue in question.

         Withdrawn - A rating is withdrawn when Fitch IBCA deems the amount of information available to be inadequate for rating purposes, or when an obligation matures, is called, or refinanced.

         RatingAlert - Ratings are placed on RatingAlert to notify investors that there is a reasonable probability of a rating change and the likely direction of such change. These are designated as "Positive", indicating a potential upgrade, "Negative", for a potential downgrade, or "Evolving", if ratings may be raised, lowered or maintained. RatingAlert is typically resolved over a relatively short period.

THOMSON:

         Thomson rates only bank debt.

         AAA - Bonds rated AAA have a very high ability to pay interest and principal on a timely basis.

         AA - Bonds rated AA have a superior ability to pay interest and repay principal with limited incremental risk versus AAA bonds.

         A - Bonds rated A have a strong ability to repay principal and interest, but could be more vulnerable to adverse internal and external developments.

         BBB - Bonds rated BBB have an acceptable capacity to pay interest and repay principal and are more vulnerable to risk than higher-rated obligations.

         The ratings from AAA through BBB may include a plus or minus sign designation which indicates where within the respective category the issue is placed.


                       CORPORATE COMMERCIAL PAPER RATINGS


MOODY'S:

         The term "commercial paper" as used by Moody's means promissory obligations not having an original maturity in excess of nine months. Moody's makes no representations as to whether such commercial paper is by any other definition "commercial paper" or is exempt from registration under the Securities Act of 1933, as amended.

         Moody's commercial paper ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of nine months. Moody's makes no representation that such obligations are exempt from registration under the Securities Act of 1933, nor does it represent that any specific note is a valid obligation of a rated issuer or issued in conformity with any applicable law. Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

         P-1 (Prime-1) - Issuers rated P-1 have a superior capacity for repayment of short-term promissory obligations. P-1 repayment capacity will normally be evidenced by the following characteristics:

         Leading market positions in well established industries
         High rates of return on funds employed

         Conservative capitalization structures with moderate reliance on debt and ample asset protection

         - Broad margins in earnings coverage of fixed financial charges and high internal cash generation
         - Well established access to a range of financial markets and assured sources of alternate liquidity

         P-2 (Prime-2) - Issuers rated P-2 have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be subject to more variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

         Issuers rated Not Prime do not fall within any of the Prime rating categories.

         If an issuer represents to Moody's that its commercial paper obligations are supported by the credit of another entity or entities, then the name or names of such supporting entity or entities are listed within parentheses beneath the name of the issuer, or there is a footnote referring the reader to another page for the name or names of the supporting entity or entities. In assigning ratings to such issuers, Moody's evaluates the financial strength of the indicated affiliated corporations, commercial banks, insurance companies, foreign governments or other entities, but only as one factor in the total rating assessment. Moody's makes no representation and gives no opinion on the legal validity or enforceability of any support arrangement. You are cautioned to review with your counsel any questions regarding particular support arrangements.

S&P:

         A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into four categories, ranging from "A" for the highest quality obligations to "D" for the lowest. The top two categories are as follows:

         A - Issues rated A are regarded as having the greatest capacity for timely payment. Bonds in this category are delineated with the numbers 1, 2 and 3 to indicate the relative degree of safety.

         A-1 - Issues rated A-1 indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Commercial paper with overwhelming safety characteristics will be rated A-1+.

D&P:

         Duff 1+ - The Duff 1+ rating for corporate commercial paper indicates the highest certainty of timely payment. Corporate commercial paper with very high certainty of payment, excellent liquidity and minor risk will be rated Duff
1. Corporate commercial paper with high certainty of timely payment, strong liquidity and very small risk will be rated Duff 1- .

         Duff 2 - The Duff 2 rating for corporate commercial paper indicates good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital market is good. Risk factors are small.

FITCH IBCA:

         A short-term rating has a time horizon of less than 12 months for most obligations, or up to three years for US public finance securities, and thus places greater emphasis on the liquidity necessary to meet financial commitments in a timely manner.

         F1 - Highest credit quality. Indicates the Best capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

         F2 - Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

         "+" or "-" may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the "AAA" long-term rating category, or to short-term ratings other than "F1".

         NR - indicates that Fitch IBCA does not rate the issuer or issue in question.

         Withdrawn - A rating is withdrawn when Fitch IBCA deems the amount of information available to be inadequate for rating purposes, or when an obligation matures, is called, or refinanced.

         RatingAlert - Ratings are placed on RatingAlert to notify investors that there is a reasonable probability of a rating change and the likely direction of such change. These are designated as "Positive", indicating a potential upgrade, "Negative", for a potential downgrade, or "Evolving", if ratings may be raised, lowered or maintained. RatingAlert is typically resolved over a relatively short period.

THOMSON:

         TBW-1 - The TBW-1 rating reflects a very high degree of likelihood that principal and interest will be timely repaid and paid.

         TBW-2 - Bank commercial paper rated TBW-2 has a strong degree of safety regarding payment.

CORPORATE NOTE RATINGS

S&P:

         The two highest ratings for corporate notes are SP-1 and SP-2.

         SP-1 - Notes rated SP-1 reflect a very strong or strong capacity to pay principal and interest. Note issues with overwhelming safety characteristics will be rated SP-1+.

         SP-2 - Notes rated SP-2 reflect a satisfactory capacity to pay principal and interest.

D&P:

         D-1+ - Highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

         D-1 - Very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

         D-1- - High certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

         D-2 - Good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

TAX EXEMPT BOND RATINGS

MOODY'S:

         Moody's ratings for U.S. Tax Exempt Municipal Bonds range from Aaa to C and utilize substantially the same definitional elements as are set forth under the Moody's section of the Corporate Bond Ratings descriptions on page ___.

S&P:

         S&P's ratings for U.S. Tax Exempt Municipal Bonds range from AAA to D and utilize substantially the same definitional elements as are set forth under the Moody's section of the Corporate Bond Ratings descriptions on page ___.

D&P:

         D&P's ratings for U.S. Tax Exempt Municipal Bonds range from AAA to DP and utilize substantially the same definitional elements as are set forth under the D&P section of the Corporate Bond Ratings descriptions on page ___.

FITCH IBCA:

         Fitch IBCA's ratings for U.S. Tax Exempt Municipal Bonds range from AAA to D and utilize substantially the same definitional elements as are set forth under the D&P section of the Corporate Bond Ratings descriptions on page ___.

TAX EXEMPT NOTE RATINGS

MOODY'S:

         MIG 1/VMIG 1 - This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

         MIG 2/VMIG 2 - This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

         In the case of variable rate demand obligations (VRDOs), a two-component rating is assigned. The first element represents an evaluation of the degree of risk associated with scheduled principal and interest payments, and the other represents an evaluation of the degree of risk associated with the demand feature. The short-term rating assigned to the demand feature of VRDOs is designated as VMIG. When either the long- or short-term aspect of a VRDO is not rated, that piece is designated NR, e.g., Aaa/NR or NR/VMIG 1.

         Issues that are subject to a periodic reoffer and resale in the secondary market in a "dutch auction" are assigned a long-term rating based only on Moody's assessment of the ability and willingness of the issuer to make timely principal and interest payments. Moody's expresses no opinion as to the ability of the holder to sell the security in a secondary market "dutch auction." Such issues are identified by the insertion of the words "dutch auction" into the name of the issue.

         Issues or the features associated with MIG or VMIG ratings are identified by date of issue, date of maturity or maturities or rating expiration date and description to distinguish each rating from other ratings. Each rating designation is unique with no implication as to any other similar issue of the same obligor. MIG ratings terminate at the retirement of the obligation while VMIG rating expiration will be a function of each issue's specific structural or credit features.

S&P:

         Municipal notes with maturities of three years or less are usually given note ratings to distinguish more clearly the credit quality of notes as compared to bonds.

         SP-1 - Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus designation.

         SP-2 - Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

D&P:

         D&P's ratings for U.S. Tax Exempt Notes range from D-1+ to D-5 and utilize substantially the same definitional elements as are set forth under the D&P section of the Corporate Notes Ratings descriptions on page ___.

FITCH IBCA:

         Fitch IBCA's ratings for U.S. Tax Exempt Notes range from F-1 to D and utilize substantially the same definitional elements as are set forth under the D&P section of the Corporate Notes Ratings descriptions on page ___.

                                TABLE OF CONTENTS
                                -----------------

                                                                                                      Page
                                                                                                      ----

INVESTMENT RESTRICTIONS.................................................................................1

ADDITIONAL INFORMATION ON FUND INVESTMENTS AND RISKS....................................................3

MANAGEMENT.............................................................................................16

DISTRIBUTION AND SHAREHOLDER SERVICE PLANS.............................................................22

CALCULATION OF YIELD...................................................................................23

DETERMINATION OF NET ASSET VALUE.......................................................................26

PURCHASE OF SHARES.....................................................................................26

REDEMPTION OF SHARES...................................................................................28

PORTFOLIO TRANSACTIONS.................................................................................29

FEDERAL AND HAWAIIAN TAX INFORMATION...................................................................30

GENERAL INFORMATION....................................................................................34

CUSTODIAN..............................................................................................36

INDEPENDENT AUDITORS AND COUNSEL.......................................................................36

REGISTRATION STATEMENT.................................................................................37

APPENDIX A  RATINGS OF FIXED INCOME SECURITIES..........................................................1

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                                      A-1

                                     PART C

                                OTHER INFORMATION

ITEM 23.          EXHIBITS.

    Exhibit
    Number             Description
    ------             -----------


    (a-1)*        Declaration of Trust


    (a-2)*        Amendment No. 1 to Declaration of Trust


    (a-3)*        Amendment No. 2 to Declaration of Trust


    (a-4)***      Amendment No. 3 to Declaration of Trust


    (a-5)***      Amendment No. 4 to Declaration of Trust


    (b)*          By-Laws


    (c) Instruments Defining Rights of Shareholders (incorporated by reference to Exhibits a and b above.)


    (d-1)* Investment Advisory Agreement between Hawaiian Trust Company, Limited and the Registrant, dated as of October 29, 1993 ("Investment Advisory Agreement")


    (d-2)*        Addendum to Investment Advisory Agreement


    (d-3)** Form of Amended Schedule A and Amended Addendum to Investment Advisory Agreement


    (d-4)****     Sub-Advisory Agreement among the Registrant, Pacific Century
                  Trust and CMG First State (Hong Kong) LLC [New Asia Growth
                  Fund]


    (d-5)** Form of Sub-Advisory Agreement among the Registrant, Pacific Century Trust and Nicholas-Applegate Capital Management [International Stock Fund]


    (d-6)****     Sub-Advisory Agreement among the Registrant, Pacific Century
                  Trust and Nicholas-Applegate Capital Management [Small Cap
                  Fund]

    (e-1)* Distribution Agreement between BISYS Fund Services (formerly, The Winsbury Company Limited Partnership) and the Registrant, dated as of October 29, 1993, as amended ("Distribution Agreement")

    (e-2)**       Amended Schedules A and B to Distribution Agreement


    (e-3)*        Form of Selling Agreement


    (f)           Not applicable


    (g-1)* Form of Custodian Agreement between Bank One Trust Company, N.A. and the Registrant, on behalf of Balanced Fund, Diversified Fixed Income Fund, Growth and Income Fund, Growth Stock Fund, Short Intermediate U.S. Treasury Fund, Tax-Free Securities Fund, Tax-Free Short Intermediate Securities Fund and U.S. Treasury Securities Fund


    (g-2)* Custodian Agreement among Union Bank of California, Hawaiian Trust Company, Limited, and the Registrant on behalf of New Asia Growth Fund.


    (h-1)*** Form of Administration Agreement between BISYS Fund Services Ohio, Inc. and the Registrant


    (h-5)*** Form of Fund Accounting Agreement between BISYS Fund Services Ohio, Inc. and the Registrant


    (h-6)*** Transfer Agency Agreement between BISYS Fund Services, Inc. and the Registrant, dated as of February 1, 1998 ("BISYS Transfer Agency Agreement")


    (h-7)***      Amended Schedule A to the BISYS Transfer Agency Agreement


    (i-1)*        Opinion and Consent of Counsel


    (i-2)*** Opinion and Consent of Counsel with respect to International Stock Fund, Small Cap Fund and Value Fund


    (j)           Not Applicable


    (k)           Not Applicable

    (l)*          Form of investment letter


    (m-1)* Class A Distribution and Shareholder Service Plan between the Registrant and BISYS Fund Services (formerly, The Winsbury Company), dated as of October 29, 1993

    (m-2)*        Amended Appendix A to the Distribution and Shareholder
                  Service Plan


    (m-3)* Class B Distribution and Shareholder Service Plan between the Registrant and BISYS Fund Services (formerly, The Winsbury Company), dated as of September 26, 1997


    (n)**         Rule 18f-3 Plan


    (o)           Not Applicable



    (p-1)         Code of Ethics of Registrant


    (p-2)         Code of Ethics of Advisor


    (p-3)         Code of Ethics of Distributor



    (q-1)* Powers of Attorney for Irimga McKay, Douglas Philpotts, Richard W. Gushman, II, Stanley W. Hong, Russell G. Okata, Oswald K. Stender, and Craig Warren


    (q-2)**       Power of Attorney for Walter J. Laskey


-------------------------------------------------------


* Filed as an exhibit to Post-Effective Amendment No. 10 to Registrant's Registration Statement on Form N-1A on September 30, 1997 and incorporated herein by reference.

** Filed as an exhibit to Post-Effective Amendment No. 12 to Registrant's Registration Statement on Form N-1A on September 16, 1998 and incorporated herein by reference.

*** Filed as an exhibit to Post-Effective Amendment No. 14 to Registrant's Registration Statement on Form N-1A on December 1, 1998 and incorporated herein by reference.

**** Filed as an exhibit to Post-Effective Amendment No. 13 to Registrant's Registration Statement on Form N-1A on November 30, 1999 and incorporated herein by reference.

ITEM 24.          PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.


                  None.


ITEM 25.          INDEMNIFICATION.

                  Section 5.2 of the Registrant's Declaration of Trust, filed herewith as Exhibit 23(a), provides for indemnification of the Registrant's trustees, officers, employees and agents against liabilities incurred by them in connection with the defense or disposition of any action or proceeding in which they may be involved or with which they may be threatened, while in office or thereafter, by reason of being or having been in such office, except with respect to matters as to which it has been determined that they acted with willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office ("Disabling Conduct").

                  Section 7 of the Registrant's Fund Account Agreement, filed herewith as Exhibit 23(h), provides for the indemnification of the Registrant's Fund Accounting Agent, and its directors, officers, employees and agents against all liabilities incurred by it in performing its obligations under the Agreement, except with respect to matters involving Disabling Conduct. Section
1.11 of the Registrant's Distribution Agreement, filed herewith as Exhibit 23(e), provides for the indemnification of the Registrant's Distributor against certain liabilities incurred by it in performing its obligations under the Agreement, except with respect to matters involving its Disabling Conduct; and
Section 1.12 of such Agreement provides for indemnification by the Distributor of the Registrant's trustees and officers against certain liabilities incurred by them in connection with the Distributor's activities.

                  The Registrant has obtained a trustees' and officers' liability policy covering certain types of errors and omissions.

                  Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the provisions set forth above, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in such Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


ITEM 26.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER AND SUB-ADVISERS.

                  The Asset Management Group of Bank of Hawaii serves as investment adviser to all of the Registrant's investment portfolios. To the knowledge of the Registrant, none of the trustees or executive officers of the Adviser is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature for his own account or in the capacity of director, officer, employee, partner or trustee, except as set forth below:

====================================================================================================================================
                                                                                        Principal Business(es) During at
Name                                        Position(s)                                 Least the Last Two Fiscal Years
------------------------------------------------------------------------------------------------------------------------------------
William E. Aull                             Director                                    President, Hawaii Pacific University
                                                                                        Owner/Manager, various Australian
                                                                                        cattle/sheep ranches.
------------------------------------------------------------------------------------------------------------------------------------
Herbert M. Richards, Jr.                    Director                                    President and Manager, Kahua
                                                                                        Ranch, Ltd.
------------------------------------------------------------------------------------------------------------------------------------
K. Tim Yee                                  Director                                    President and Chief Executive
                                                                                        Officer Queen Emmu Foundation
------------------------------------------------------------------------------------------------------------------------------------
Frank McGee                                 Senior Vice                                 Riggs National Bank
                                            President
------------------------------------------------------------------------------------------------------------------------------------


                  CMG First State (Hong Kong) LLC ("CMG") serves as sub-adviser to New Asia Growth Fund. During the two fiscal years ended December 31, 1998, CMG has engaged principally in the business of providing investment services to institutional and other clients. All of the additional information required by this Item 26 with respect to CMG is set forth in its Form ADV, as amended (File No. 801-54681), which is incorporated herein by reference.

                  Nicholas-Applegate Capital Management ("NACM") serves as sub-adviser to Small Cap Fund and International Stock Fund. During the two fiscal years ended December 31, 1998, Nicholas-Applegate has engaged principally in the business of providing investment services to institutional and other clients. All of the additional information required by this Item 26 with respect to Nicholas-Applegate is set forth in its Form ADV, as amended (File No. 801-21442), which is incorporated herein by reference.


ITEM 27.          PRINCIPAL UNDERWRITER.

                  (a) BISYS Fund Services (formerly known as The Winsbury Company) acts as distributor and administrator for the Registrant. BISYS Fund Services also distributes the securities of Alpine Equity Trust, American Performance Funds, AmSouth Mutual Funds, The ARCH Fund, Inc., The BB&T Mutual Funds Group, The Coventry Group, ESC Strategic Funds, Inc., The Eureka Funds, Fountain Square Funds, Hirtle Callaghan Trust, HSBC Family of Funds, The Infinity Mutual Funds, Inc., Intrust Funds, The Kent Funds, Magna Funds, Meyers Investment Trust, MMA Proxis Mutual Funds, M.S.D.& T. Funds, Parkstone Group of Funds, The Parkstone Advantage Funds, Pegasus Funds, Puget Sound Alternative Investment Series Trust, The Republic Funds Trust, The Republic Advisors Funds Trust, The Riverfront Funds, Inc., SBSF Funds, Inc. dba Key Mutual Funds, Sefton Funds, The Sessions Group, Summit Investment Trust, Variable Insurance Funds, The Victory Portfolios, The Victory Variable Funds, and Vintage Mutual Funds, Inc., each of which is a management investment company. The parent of BISYS Fund Services, Inc. (the sole general partner of BISYS Fund Services) is The BISYS Group, Inc.


                (b) The following are the directors, officers and partners of BISYS Fund Services:



====================================================================================================================================
                                            Positions and                               Positions and
Name and Principal                          Offices with                                Offices with
Business Addresses                          BISYS Fund Services                         the Registrant

------------------------------------------------------------------------------------------------------------------------------------
The BISYS Group, Inc.                       Sole Shareholder                            None
150 Clove Road
Little Falls, NJ 07424
------------------------------------------------------------------------------------------------------------------------------------
BISYS Fund Services, Inc.                   Sole General Partner                        None
3435 Stelzer Road
Columbus, OH 43219
------------------------------------------------------------------------------------------------------------------------------------
WC Subsidiary Corporation                   Sole Limited Partner                        None
150 Clove Road
Little Falls, NJ 07424
------------------------------------------------------------------------------------------------------------------------------------


                  (c) Not applicable.


ITEM 28.          LOCATION OF ACCOUNTS AND RECORDS.

                  Persons maintaining physical possession of accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are as follows:


         (1)      Pacific Capital Funds
                  3435 Stelzer Road
                  Columbus, OH 43219-3035
                  Attention: Secretary
                  (Registrant)


         (2)      The Asset Management Group of Bank of Hawaii
                  Financial Plaza of the Pacific
                  111 S. King Street
                  Honolulu, Hawaii  96813
                  Attention:  Trust Investments
                  (Investment Adviser)


         (3)      BISYS Fund Services
                  3435 Stelzer Road
                  Columbus, OH 43219
                  (Administrator and Distributor)


         (4)      CMG First State (Hong Kong) LLC
                  3 Exchange Square, Room 604-6
                  8 Connaught Place Central
                  Hong Kong
                  (Sub-Adviser)

         (5)      Nicholas-Applegate Capital Management
                  600 West Broadway
                  San Diego, California 92130
                  (Sub-Adviser)

ITEM 29.          MANAGEMENT SERVICES.

                  None.


ITEM 30.          UNDERTAKINGS.

                  Not Applicable.

                                   SIGNATURES


                  Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. __ to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of San Diego, and State of California on the ____ day of March, 2000.


                                             PACIFIC CAPITAL FUNDS

                                             By: /s/ IRIMGA MCKAY

                                  Irimga McKay
                                    President


                  Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated:


Signature                                   Title                                   Date
---------                                   -----                                   ----
/s/ IRIMGA MCKAY                            President                               March __, 2000
___________________________                 (Principal Executive
(Irimga McKay)                              Officer)


             *                              Treasurer (Principal
___________________________                 Financial and Accounting
(Craig Warren)                              Officer)


             *                              Trustee and Chairperson
---------------------------
(Walter J. Lasky)

             *                              Trustee
---------------------------
(Douglas Philpotts)

             *                              Trustee
---------------------------
(Richard W. Gushman, II)

              *                             Trustee
---------------------------
(Stanley W. Hong)

Signature                                   Title                                   Date
---------                                   -----                                   ----
*                                           Trustee
---------------------------
(Russell K. Okata)


*                                           Trustee
---------------------------
(Oswald K. Stender)


*/s/ IRIMGA MCKAY                           Trustee                                  March __, 2000
---------------------------
(Irimga McKay, Attorney-in-Fact)